UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2020

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2020

Semiannual Report

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from your insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
25	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
34	Information About Your Fund’s Expenses
35	Liquidity Risk Management
35	Proxy Voting
36	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Small Cap Index VIP

Performance Summary	June 30, 2020 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2020 are 0.53% and 0.81% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,674	$9,293	$10,516	$12,164	$26,550
	Average annual total return	–13.26%	–7.07%	1.69%	4.00%	10.26%
Russell 2000 Index	Growth of $10,000	$8,702	$9,337	$10,614	$12,335	$27,142
	Average annual total return	–12.98%	–6.63%	2.01%	4.29%	10.50%

DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$8,656	$9,262	$10,430	$11,993	$25,851
	Average annual total return	–13.44%	–7.38%	1.41%	3.70%	9.96%
Russell 2000 Index	Growth of $10,000	$8,702	$9,337	$10,614	$12,335	$27,142
	Average annual total return	–12.98%	–6.63%	2.01%	4.29%	10.50%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

DWS Small Cap Index VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/20	12/31/19
Common Stocks	98%	98%
Cash Equivalents	2%	2%
Government & Agency Obligations	0%	0%
Rights	0%	0%
Warrants	0%	—
	100%	100%

Sector Diversification (As a % of Common Stocks and Rights)	6/30/20	12/31/19
Health Care	21%	18%
Financials	16%	18%
Industrials	14%	16%
Information Technology	14%	13%
Consumer Discretionary	12%	11%
Real Estate	7%	8%
Materials	4%	4%
Utilities	4%	4%
Consumer Staples	3%	3%
Communication Services	3%	2%
Energy	2%	3%
	100%	100%

Ten Largest Equity Holdings (2.7% of Net Assets)		Percent
1	Deckers Outdoor Corp.
	Designs and markets function-oriented footwear and apparel	0.3%
2	LHC Group, Inc.
	Provider of post-acute healthcare services primarily to Medicare beneficiaries in rural markets	0.3%
3	BJ’s Wholesale Club Holdings, Inc.
	Operates as warehouse club	0.3%
4	Churchill Downs, Inc.
	Operator of racing, gaming and online entertainment	0.3%
5	Novavax, Inc.
	Clinical stage biotechnology company	0.3%
6	MyoKardia, Inc.
	Operates as a precision cardiovascular medicine company	0.3%
7	Helen of Troy Ltd.
	Designs, markets, and distributes hair care appliances	0.3%
8	SiteOne Landscape Supply, Inc.
	Distributor of landscape supplies	0.2%
9	EastGroup Properties, Inc.
	Developer of industrial properties	0.2%
10	Ultragenyx Pharmaceutical, Inc.
	Provider of biotechnology services	0.2%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

4	|	DWS Small Cap Index VIP

Investment Portfolio	as of June 30, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks 97.6%
Communication Services 2.5%
Diversified Telecommunication Services 0.9%

Alaska Communications Systems Group, Inc.	9,664	26,963

Anterix, Inc.*	2,494	113,078

ATN International, Inc.	2,052	124,290

Bandwidth, Inc. “A”*	3,582	454,914

Cincinnati Bell, Inc.*	9,522	141,402

Cogent Communications Holdings, Inc.	7,940	614,238

Consolidated Communications Holdings, Inc.*	13,959	94,502

IDT Corp. “B”*	3,076	20,086

Iridium Communications, Inc.*	21,973	558,993

Liberty Latin America Ltd. “A”*	8,472	82,348

Liberty Latin America Ltd. “C”*	21,133	199,496

Ooma, Inc.*	3,961	65,277

Orbcomm, Inc.* (a)	14,110	54,324

Vonage Holdings Corp.*	43,286	435,457

		2,985,368

Entertainment 0.3%

Accel Entertainment, Inc.*	7,892	76,000

AMC Entertainment Holdings, Inc. “A” (a)	9,964	42,746

Cinemark Holdings, Inc.	19,990	230,885

Eros International PLC* (a)	12,889	40,729

Gaia, Inc.*	2,099	17,590

Glu Mobile, Inc.*	24,223	224,547

IMAX Corp.*	9,283	104,062

Liberty Media Corp.-Liberty Braves “A”*	1,868	37,509

Liberty Media Corp.-Liberty Braves “C”*	6,831	134,844

LiveXLive Media, Inc.* (a)	5,338	19,324

Marcus Corp.	4,379	58,109

		986,345

Interactive Media & Services 0.4%

Cargurus, Inc.*	16,135	409,022

Cars.com, Inc.*	12,646	72,841

DHI Group, Inc.*	9,464	19,874

Eventbrite, Inc. “A”* (a)	11,871	101,735

EverQuote, Inc. “A”*	2,616	152,147

Liberty TripAdvisor Holdings, Inc. “A”*	13,010	27,711

Meet Group, Inc.*	12,896	80,471

QuinStreet, Inc.*	8,872	92,801

TrueCar, Inc.*	20,048	51,724

Yelp, Inc.*	13,103	303,072

		1,311,398

Media 0.7%

AMC Networks, Inc. “A”*	7,244	169,437

Boston Omaha Corp. “A”*	2,173	34,768

Cardlytics, Inc.*	4,829	337,933

Central European Media Enterprises Ltd. “A”*	16,948	59,996

comScore, Inc.*	10,987	34,060

Daily Journal Corp.*	205	55,350

Emerald Holding, Inc.	4,554	14,026

	Shares	Value ($)

Entercom Communications Corp. “A”	21,360	29,477

Entravision Communications Corp. “A”	11,617	16,612

Fluent, Inc.*	7,895	14,053

Gannett Co., Inc.	24,749	34,154

Gray Television, Inc.*	16,700	232,965

Hemisphere Media Group, Inc.*	2,832	27,839

iHeartMedia, Inc. “A”*	11,199	93,512

Loral Space & Communications, Inc.	2,490	48,605

Meredith Corp.	7,436	108,194

MSG Networks, Inc. “A”*	7,474	74,366

National CineMedia, Inc.	11,569	34,360

Saga Communications, Inc. “A”	704	18,022

Scholastic Corp.	5,397	161,586

Sinclair Broadcast Group, Inc. “A”	9,732	179,653

TechTarget, Inc.*	4,310	129,429

TEGNA, Inc.	40,996	456,696

The E.W. Scripps Co. “A”	10,255	89,731

Tribune Publishing Co.	2,716	27,133

WideOpenWest, Inc.*	9,801	51,651

		2,533,608

Wireless Telecommunication Services 0.2%

Boingo Wireless, Inc.*	8,191	109,104

Gogo, Inc.* (a)	10,268	32,447

Shenandoah Telecommunications Co.	9,012	444,201

Spok Holdings, Inc.	3,174	29,677

		615,429

Consumer Discretionary 11.5%
Auto Components 1.2%

Adient PLC*	16,299	267,630

American Axle & Manufacturing Holdings, Inc.*	21,004	159,630

Cooper Tire & Rubber Co.	9,424	260,197

Cooper-Standard Holdings, Inc.*	3,051	40,426

Dana, Inc.	26,951	328,533

Dorman Products, Inc.*	4,989	334,612

Fox Factory Holding Corp.*	7,202	594,957

Gentherm, Inc.*	6,077	236,395

Goodyear Tire & Rubber Co.	43,313	387,435

LCI Industries	4,604	529,368

Modine Manufacturing Co.*	9,481	52,335

Motorcar Parts of America, Inc.* (a)	3,501	61,863

Standard Motor Products, Inc.	3,884	160,021

Stoneridge, Inc.*	4,778	98,713

Tenneco, Inc. “A”*	9,329	70,527

Visteon Corp.*	5,195	355,857

Workhorse Group, Inc.*	11,853	206,124

Xpel, Inc.*	3,126	48,891

		4,193,514

Automobiles 0.1%
Winnebago Industries, Inc.	5,841	389,127

Distributors 0.1%

Core-Mark Holding Co., Inc.	8,387	209,297

Funko, Inc. “A”*	4,715	27,347

Greenlane Holdings, Inc. “A”*	2,508	9,982

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	5

	Shares	Value ($)

Weyco Group, Inc.	1,242	26,815

		273,441

Diversified Consumer Services 0.7%

Adtalem Global Education, Inc.*	9,725	302,934

American Public Education, Inc.*	2,711	80,246

Aspen Group Inc/co*	3,451	31,232

Carriage Services, Inc.	3,136	56,824

Collectors Universe, Inc.	1,707	58,516

Franchise Group, Inc.	3,577	78,265

Houghton Mifflin Harcourt Co.*	18,628	33,717

K12, Inc.*	7,473	203,564

Laureate Education, Inc. “A”*	20,103	200,326

OneSpaWorld Holdings Ltd.	8,097	38,623

Perdoceo Education Corp.*	12,950	206,293

Regis Corp.*	4,169	34,102

Strategic Education, Inc.	4,103	630,426

Universal Technical Institute, Inc.*	5,358	37,238

Vivint Smart Home, Inc.*	13,033	225,862

WW International, Inc.*	8,858	224,816

		2,442,984

Hotels, Restaurants & Leisure 2.7%

BBX Capital Corp.	12,037	30,574

Biglari Holdings, Inc. “A”*	15	5,025

Biglari Holdings, Inc. “B”*	164	11,313

BJ’s Restaurants, Inc.	3,402	71,238

Bloomin’ Brands, Inc.	16,213	172,831

Bluegreen Vacations Corp.	1,381	7,485

Boyd Gaming Corp.	15,175	317,157

Brinker International, Inc.	8,182	196,368

Carrols Restaurant Group, Inc.*	7,085	34,291

Century Casinos, Inc.*	4,779	19,833

Churchill Downs, Inc.	7,099	945,232

Chuy’s Holdings, Inc.*	2,979	44,328

Cracker Barrel Old Country Store, Inc.	4,479	496,766

Dave & Buster’s Entertainment, Inc. (a)	8,680	115,704

Del Taco Restaurants, Inc.*	5,634	33,410

Denny’s Corp.*	10,145	102,464

Dine Brands Global, Inc. (a)	2,924	123,100

El Pollo Loco Holdings, Inc.*	3,501	51,675

Eldorado Resorts, Inc.* (a)	15,787	632,427

Everi Holdings, Inc.*	15,192	78,391

Fiesta Restaurant Group, Inc.*	3,393	21,647

Gan Ltd.*	1,384	35,223

Golden Entertainment, Inc.*	3,233	28,838

Hilton Grand Vacations, Inc.*	15,883	310,513

International Game Technology PLC	18,604	165,576

Jack in the Box, Inc.	4,220	312,660

Kura Sushi USA, Inc.*	598	8,539

Lindblad Expeditions Holdings, Inc.*	4,795	37,017

Marriott Vacations Worldwide Corp.	7,560	621,508

Monarch Casino & Resort, Inc.*	2,361	80,463

Nathan’s Famous, Inc.	536	30,145

Noodles & Co.*	6,086	36,820

Papa John’s International, Inc.	6,046	480,113

Penn National Gaming, Inc.* (a)	25,007	763,714

PlayAGS, Inc.*	4,708	15,913

RCI Hospitality Holdings, Inc.	1,715	23,770

Red Robin Gourmet Burgers, Inc.*	2,426	24,745

	Shares	Value ($)

Red Rock Resorts, Inc. “A”	12,309	134,291

Ruth’s Hospitality Group, Inc.	5,002	40,816

Scientific Games Corp. “A”*	10,708	165,546

SeaWorld Entertainment, Inc.*	9,480	140,399

Shake Shack, Inc. “A”*	6,557	347,390

Target Hospitality Corp.*	6,100	10,309

Texas Roadhouse, Inc.	12,285	645,822

The Cheesecake Factory, Inc. (a)	7,836	179,601

Twin River Worldwide Holdings, Inc. (a)	3,404	75,875

Wingstop, Inc.	5,534	769,060

		8,995,925

Household Durables 2.0%

Beazer Homes U.S.A., Inc.*	5,570	56,090

Casper Sleep, Inc.* (a)	1,685	15,114

Cavco Industries, Inc.*	1,617	311,838

Century Communities, Inc.*	5,487	168,231

Ethan Allen Interiors, Inc.	4,220	49,923

GoPro, Inc. “A”*	24,096	114,697

Green Brick Partners, Inc.*	4,485	53,147

Hamilton Beach Brands Holding Co. “A”	1,206	14,351

Helen of Troy Ltd.*	4,726	891,135

Hooker Furniture Corp.	2,130	41,428

Installed Building Products, Inc.*	4,236	291,352

iRobot Corp.*	5,165	433,343

KB HOME	16,447	504,594

La-Z-Boy, Inc.	8,261	223,543

Legacy Housing Corp.*	1,580	22,468

LGI Homes, Inc.*	4,151	365,413

Lifetime Brands, Inc.	2,187	14,697

Lovesac Co.*	1,741	45,666

M.D.C. Holdings, Inc.	9,551	340,971

M/I Homes, Inc.*	5,256	181,017

Meritage Homes Corp.*	6,921	526,827

Purple Innovation, Inc.*	2,671	48,078

Skyline Champion Corp.*	10,153	247,124

Sonos, Inc.*	14,928	218,397

Taylor Morrison Home Corp. “A”*	23,505	453,411

TopBuild Corp.*	6,178	702,871

TRI Pointe Group, Inc.*	24,075	353,662

Tupperware Brands Corp.	8,754	41,581

Turtle Beach Corp.*	2,513	36,991

Universal Electronics, Inc.*	2,490	116,582

VOXX International Corp.*	3,727	21,542

		6,906,084

Internet & Direct Marketing Retail 0.6%

1-800 FLOWERS.COM, Inc. “A”*	4,702	94,134

Duluth Holdings, Inc. “B”* (a)	1,991	14,674

Groupon, Inc.*	4,306	78,025

Lands’ End, Inc.*	1,999	16,072

Liquidity Services, Inc.*	4,921	29,329

Overstock.com, Inc.*	7,505	213,367

PetMed Express, Inc.	3,617	128,910

Quotient Technology, Inc.*	16,101	117,859

RealReal, Inc.*	11,659	149,119

Rubicon Project, Inc.* (a)	19,575	130,565

Shutterstock, Inc.	3,569	124,808

Stamps.com, Inc.*	3,099	569,255

Stitch Fix, Inc. “A”* (a)	10,499	261,845

U.S. Auto Parts Network, Inc.*	3,932	34,051

Waitr Holdings, Inc.* (a)	14,195	37,333

		1,999,346

The accompanying notes are an integral part of the financial statements.

6	|	DWS Small Cap Index VIP

	Shares	Value ($)

Leisure Products 0.7%

Acushnet Holdings Corp.	6,357	221,160

Callaway Golf Co. (a)	17,465	305,812

Clarus Corp.	4,349	50,362

Escalade, Inc.	1,919	26,789

Johnson Outdoors, Inc. “A”	953	86,742

Malibu Boats, Inc. “A”*	3,824	198,657

Marine Products Corp.	1,244	17,229

MasterCraft Boat Holdings, Inc.*	3,473	66,161

Nautilus, Inc.*	5,543	51,384

Smith & Wesson Brands, Inc.* (a)	10,248	220,537

Sturm, Ruger & Co., Inc.	3,161	240,236

Vista Outdoor, Inc.*	10,745	155,265

YETI Holdings, Inc.*	13,852	591,896

		2,232,230

Multiline Retail 0.2%

Big Lots, Inc.	7,378	309,876

Dillard’s, Inc. “A” (a)	1,418	36,570

Macy’s, Inc.	58,392	401,737

		748,183

Specialty Retail 2.3%

Aaron’s, Inc.	12,590	571,586

Abercrombie & Fitch Co. “A”	11,694	124,424

America’s Car-Mart, Inc.*	1,153	101,314

American Eagle Outfitters, Inc.	28,204	307,424

Asbury Automotive Group, Inc.*	3,615	279,548

At Home Group, Inc.*	8,850	57,437

Bed Bath & Beyond, Inc. (a)	23,719	251,421

Boot Barn Holdings, Inc.*	5,339	115,109

Caleres, Inc.	7,202	60,065

Camping World Holdings, Inc. “A”	6,053	164,399

Cato Corp. “A”	3,675	30,062

Chico’s FAS, Inc.	21,424	29,565

Citi Trends, Inc.	2,123	42,927

Conn’s, Inc.* (a)	3,031	30,583

Designer Brands, Inc. “A”	11,566	78,302

Envela Corp.*	1,440	8,784

Express, Inc.*	12,075	18,596

GameStop Corp. “A”* (a)	10,743	46,625

Genesco, Inc.*	2,548	55,190

Group 1 Automotive, Inc.	3,244	214,007

Growgeneration Corp.*	5,344	36,553

Guess?, Inc.	8,218	79,468

Haverty Furniture Companies, Inc.	3,107	49,712

Hibbett Sports, Inc.*	3,037	63,595

Hudson Ltd. “A”*	7,874	38,346

Lithia Motors, Inc. “A”	4,122	623,782

Lumber Liquidators Holdings, Inc.* (a)	5,184	71,850

MarineMax, Inc.*	3,762	84,231

Monro, Inc.	6,173	339,145

Murphy USA, Inc.*	5,153	580,176

National Vision Holdings, Inc.*	15,030	458,716

Office Depot, Inc.	97,646	229,468

OneWater Marine, Inc. “A”*	817	19,837

Rent-A-Center, Inc.	9,146	254,442

RH* (a)	3,123	777,315

Sally Beauty Holdings, Inc.*	21,082	264,157

Shoe Carnival, Inc.	1,661	48,617

Signet Jewelers Ltd. (a)	9,769	100,328

Sleep Number Corp.*	5,059	210,657

Sonic Automotive, Inc. “A”	4,462	142,382

	Shares	Value ($)

Sportsman’s Warehouse Holdings, Inc.*	7,988	113,829

The Buckle, Inc.	5,447	85,409

The Children’s Place, Inc. (a)	2,646	99,013

The Container Store Group, Inc.*	2,885	9,347

The Michaels Companies, Inc.* (a)	13,934	98,513

Tilly’s, Inc. “A”	3,823	21,676

Urban Outfitters, Inc.*	12,911	196,505

Winmark Corp. (a)	551	94,353

Zumiez, Inc.*	3,916	107,220

		7,886,010

Textiles, Apparel & Luxury Goods 0.9%

Crocs, Inc.*	12,473	459,256

Deckers Outdoor Corp.*	5,218	1,024,763

Fossil Group, Inc.* (a)	8,665	40,292

G-III Apparel Group Ltd.*	8,395	111,570

Kontoor Brands, Inc.* (a)	9,631	171,528

Lakeland Industries, Inc.*	1,429	32,053

Movado Group, Inc.	3,094	33,539

Oxford Industries, Inc.	3,058	134,583

Rocky Brands, Inc.	1,238	25,453

Steven Madden Ltd.	15,423	380,794

Superior Group of Company, Inc.	1,996	26,746

Unifi, Inc.*	2,631	33,887

Vera Bradley, Inc.*	3,753	16,663

Wolverine World Wide, Inc.	14,912	355,055

		2,846,182

Consumer Staples 3.3%
Beverages 0.3%

Celsius Holdings, Inc.*	6,415	75,505

Coca-Cola Bottling Co. Consolidated	871	199,624

Craft Brew Alliance, Inc.*	2,104	32,381

MGP Ingredients, Inc. (a)	2,455	90,111

National Beverage Corp.* (a)	2,196	134,000

New Age Beverages Corp.* (a)	16,576	25,361

Primo Water Corp.	29,194	401,417

		958,399

Food & Staples Retailing 0.9%

BJ’s Wholesale Club Holdings, Inc.*	25,584	953,516

HF Foods Group, Inc.* (a)	6,673	60,391

Ingles Markets, Inc. “A”	2,625	113,059

Natural Grocers by Vitamin Cottage, Inc.	1,700	25,296

Performance Food Group Co.*	24,481	713,376

PriceSmart, Inc.	4,253	256,584

Rite Aid Corp.* (a)	10,245	174,780

SpartanNash Co.	6,523	138,614

The Andersons, Inc.	5,920	81,459

The Chefs’ Warehouse, Inc.*	4,659	63,269

United Natural Foods, Inc.*	9,891	180,115

Village Super Market, Inc. “A”	1,509	41,829

Weis Markets, Inc.	1,754	87,910

		2,890,198

Food Products 1.4%

Alico, Inc.	961	29,945

B&G Foods, Inc. (a)	11,955	291,463

Bridgford Foods Corp.*	322	5,332

Cal-Maine Foods, Inc.*	5,948	264,567

Calavo Growers, Inc.	3,056	192,253

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	7

	Shares	Value ($)

Darling Ingredients, Inc.*	30,066	740,225

Farmer Brothers Co.*	3,038	22,299

Fresh Del Monte Produce, Inc. (a)	5,886	144,913

Freshpet, Inc.*	7,234	605,196

Hostess Brands, Inc.*	22,972	280,718

J & J Snack Foods Corp.	2,779	353,294

John B. Sanfilippo & Son, Inc.	1,653	141,050

Lancaster Colony Corp.	3,546	549,595

Landec Corp.*	4,936	39,291

Limoneira Co.	2,997	43,427

Sanderson Farms, Inc.	3,768	436,674

Seneca Foods Corp. “A”*	1,226	41,451

Simply Good Foods Co.*	15,935	296,072

Tootsie Roll Industries, Inc. (a)	2,994	102,604

		4,580,369

Household Products 0.2%

Central Garden & Pet Co.*	1,786	64,278

Central Garden & Pet Co. “A”*	7,363	248,796

Oil-Dri Corp. of America	930	32,271

WD-40 Co.	2,549	505,467

		850,812

Personal Products 0.4%

Bellring Brands, Inc.*	7,358	146,719

Edgewell Personal Care Co.*	10,111	315,059

elf Beauty, Inc.*	4,894	93,329

Inter Parfums, Inc.	3,320	159,858

Lifevantage Corp.*	2,581	34,895

Medifast, Inc. (a)	2,112	293,082

Nature’s Sunshine Products, Inc.*	1,427	12,857

Revlon, Inc. “A”* (a)	1,271	12,583

USANA Health Sciences, Inc.*	2,164	158,902

Veru, Inc.*	9,244	30,875

		1,258,159

Tobacco 0.1%

Turning Point Brands, Inc.	1,528	38,062

Universal Corp.	4,546	193,250

Vector Group Ltd.	25,208	253,593

		484,905

Energy 2.2%
Energy Equipment & Services 0.7%

Archrock, Inc.	24,366	158,135

Aspen Aerogels, Inc.*	3,815	25,103

Cactus, Inc. “A” (a)	8,859	182,761

Championx Corp.*	34,719	338,857

DMC Global, Inc. (a)	2,718	75,017

Dril-Quip, Inc.*	6,481	193,069

Exterran Corp.*	4,890	26,357

Frank’s International NV*	29,028	64,732

Helix Energy Solutions Group, Inc.*	26,649	92,472

Liberty Oilfield Services, Inc. “A”	11,781	64,560

Matrix Service Co.*	5,074	49,319

Nabors Industries Ltd.	1,271	47,052

National Energy Services Reunited Corp.*	3,528	24,273

Newpark Resources, Inc.*	15,711	35,036

NexTier Oilfield Solutions, Inc.*	30,658	75,112

Oceaneering International, Inc.*	18,720	119,621

Oil States International, Inc.*	10,756	51,091

Patterson-UTI Energy, Inc.	34,255	118,865

ProPetro Holding Corp.*	15,093	77,578

	Shares	Value ($)

RPC, Inc.	10,105	31,123

SEACOR Holdings, Inc.*	3,587	101,584

Select Energy Services, Inc. “A”*	10,567	51,778

Solaris Oilfield Infrastructure, Inc. “A”	5,366	39,816

Tidewater, Inc.*	7,846	43,859

Transocean Ltd.*	109,297	200,014

U.S. Silica Holdings, Inc.	13,188	47,609

		2,334,793

Oil, Gas & Consumable Fuels 1.5%

Adams Resources & Energy, Inc.	404	10,815

Antero Resources Corp.*	45,375	115,252

Arch Resources, Inc.	2,852	81,025

Ardmore Shipping Corp.	5,725	24,847

Berry Corp.	12,653	61,114

Bonanza Creek Energy, Inc.*	3,602	53,382

Brigham Minerals, Inc. “A”	5,663	69,938

California Resources Corp.* (a)	8,735	10,657

Chesapeake Energy Corp.*	1,841	9,021

Clean Energy Fuels Corp.*	25,316	56,202

CNX Resources Corp.*	34,855	301,496

Comstock Resources, Inc.*	3,872	16,959

CONSOL Energy, Inc.*	4,697	23,814

Contango Oil & Gas Co.*	16,741	38,337

CVR Energy, Inc.	5,521	111,027

Delek U.S. Holdings, Inc.	11,667	203,122

DHT Holdings, Inc.	20,415	104,729

Diamond S Shipping, Inc.*	5,184	41,420

Dorian LPG Ltd.*	6,439	49,838

Earthstone Energy, Inc. “A”*	5,119	14,538

Energy Fuels, Inc.* (a)	21,828	32,960

Evolution Petroleum Corp.	5,348	14,974

Falcon Minerals Corp.	7,120	22,784

Frontline Ltd.	22,010	153,630

Golar LNG Ltd.* (a)	16,997	123,058

Goodrich Petroleum Corp.*	1,605	11,556

Green Plains, Inc.*	6,395	65,325

Gulfport Energy Corp.*	28,635	31,212

International Seaways, Inc.	4,733	77,337

Kosmos Energy Ltd.	75,346	125,074

Magnolia Oil & Gas Corp. “A”*	23,434	142,010

Matador Resources Co.* (a)	20,511	174,343

Montage Resources Corp.*	3,954	15,618

NACCO Industries, Inc. “A”	660	15,378

NextDecade Corp* (a)	4,427	9,562

Nordic American Tankers Ltd. (a)	27,429	111,362

Overseas Shipholding Group, Inc. “A”*	13,216	24,582

Ovintiv, Inc.	48,902	467,014

Par Pacific Holdings, Inc.*	7,462	67,083

PBF Energy, Inc. “A”	18,028	184,607

PDC Energy, Inc.* (a)	18,649	231,994

Peabody Energy Corp.	11,159	32,138

Penn Virginia Corp.*	2,508	23,901

PrimeEnergy Resources Corp.*	96	6,825

Range Resources Corp.	40,004	225,223

Renewable Energy Group, Inc.*	7,136	176,830

REX American Resources Corp.*	1,050	72,839

Scorpio Tankers, Inc. (a)	9,555	122,400

SFL Corp. Ltd.	17,365	161,321

SM Energy Co.	20,698	77,618

Southwestern Energy Co.* (a)	101,797	260,600

Talos Energy, Inc.*	2,061	18,961

The accompanying notes are an integral part of the financial statements.

8	|	DWS Small Cap Index VIP

	Shares	Value ($)

Tellurian, Inc.* (a)	27,289	31,382

Uranium Energy Corp.*	34,451	30,238

W&T Offshore, Inc.*	18,390	41,929

Whiting Petroleum Corp.* (a)	16,658	18,824

World Fuel Services Corp.	11,666	300,516

		5,100,541

Financials 15.9%
Banks 8.3%

1st Constitution Bancorp.	1,722	21,353

1st Source Corp.	3,076	109,444

ACNB Corp.	1,674	43,825

Allegiance Bancshares, Inc. (a)	3,500	88,865

Amalgamated Bank “A”	2,558	32,333

Amerant Bancorp, Inc.*	4,236	63,709

American National Bankshares, Inc.	2,057	51,507

Ameris Bancorp.	12,403	292,587

Ames National Corp.	1,759	34,723

Arrow Financial Corp.	2,484	73,849

Atlantic Capital Bancshares, Inc.*	3,831	46,585

Atlantic Union Bankshares Corp. (a)	14,573	337,511

Auburn National Bancorporation, Inc.	436	24,891

Banc of California, Inc.	8,518	92,250

BancFirst Corp.	3,540	143,618

BancorpSouth Bank	18,491	420,485

Bank First Corp. (a)	1,172	75,125

Bank of Commerce Holdings	2,999	22,732

Bank of Marin Bancorp.	2,487	82,892

Bank of NT Butterfield & Son Ltd.	9,726	237,217

Bank of Princeton	1,156	23,212

Bank7 Corp.	588	6,383

BankFinancial Corp.	2,654	22,294

BankUnited, Inc.	17,151	347,308

Bankwell Financial Group, Inc.	1,267	20,145

Banner Corp.	6,451	245,138

Bar Harbor Bankshares	2,785	62,356

Baycom Corp.*	2,189	28,260

BCB Bancorp., Inc.	2,455	22,782

Berkshire Hills Bancorp., Inc.	8,397	92,535

Boston Private Financial Holdings, Inc.	15,438	106,213

Bridge Bancorp., Inc.	3,098	70,758

Brookline Bancorp., Inc.	14,366	144,809

Bryn Mawr Bank Corp.	3,657	101,153

Business First Bancshares, Inc.	2,304	35,366

Byline Bancorp., Inc.	4,537	59,435

C&F Financial Corp.	613	20,382

Cadence BanCorp.	23,427	207,563

California Bancorp, Inc.*	1,410	21,009

Cambridge Bancorp. (a)	1,211	71,740

Camden National Corp.	2,776	95,883

Capital Bancorp. Inc*	1,557	16,660

Capital City Bank Group, Inc.	2,530	53,004

Capstar Financial Holdings, Inc.	3,129	37,548

Carter Bank & Trust	3,961	31,965

Cathay General Bancorp.	14,175	372,803

CB Financial Services, Inc.	920	20,074

CBTX, Inc.	3,224	67,704

Central Pacific Financial Corp.	5,057	81,064

Central Valley Community Bancorp.	1,861	28,641

	Shares	Value ($)

Century Bancorp., Inc. “A”	520	40,414

Chemung Financial Corp.	703	19,192

Choiceone Financial Services, Inc.	1,275	37,689

CIT Group, Inc.	18,432	382,095

Citizens & Northern Corp.	2,374	49,023

Citizens Holdings Co.	871	21,775

City Holding Co.	2,976	193,946

Civista Bancshares, Inc.	2,895	44,583

CNB Financial Corp.	2,854	51,172

Coastal Financial Corp.*	1,827	26,528

Codorus Valley Bancorp., Inc.	1,585	21,921

Colony Bankcorp, Inc.	1,369	16,113

Columbia Banking System, Inc.	13,453	381,325

Community Bank System, Inc.	9,594	547,050

Community Bankers Trust Corp.	3,937	21,654

Community Financial Corp.	915	22,326

Community Trust Bancorp., Inc.	2,909	95,299

ConnectOne Bancorp., Inc.	6,930	111,712

County Bancorp., Inc.	931	19,486

CrossFirst Bankshares, Inc.*	8,847	86,524

Customers Bancorp., Inc.*	5,382	64,692

CVB Financial Corp.	24,147	452,515

Delmar Bancorp.	1,827	12,003

Dime Community Bancshares	5,347	73,414

Eagle Bancorp. Montana, Inc.	1,167	20,282

Eagle Bancorp., Inc.	6,015	196,991

Enterprise Bancorp., Inc.	1,753	41,756

Enterprise Financial Services Corp.	4,512	140,413

Equity Bancshares, Inc. “A”*	2,609	45,501

Esquire Financial Holdings, Inc.*	1,121	18,945

Evans Bancorp., Inc.	846	19,678

Farmers & Merchants Bancorp., Inc.	1,921	40,802

Farmers National Banc Corp.	4,973	58,980

FB Financial Corp.	3,322	82,286

Fidelity D&D Bancorp, Inc.	736	35,394

Financial Institutions, Inc.	2,920	54,341

First BanCorp.	40,438	226,048

First BanCorp. — North Carolina	5,371	134,705

First Bancorp., Inc.	1,840	39,928

First Bancshares, Inc.	3,861	86,873

First Bank	3,074	20,042

First Busey Corp.	9,461	176,448

First Business Financial Services, Inc.	1,434	23,589

First Capital, Inc.	597	41,474

First Choice Bancorp.	1,780	29,156

First Commonwealth Financial Corp.	18,052	149,471

First Community Bancshares, Inc.	3,329	74,736

First Community Corp.	1,338	20,271

First Financial Bancorp.	17,985	249,812

First Financial Bankshares, Inc.	24,083	695,758

First Financial Corp. — Indiana	2,580	95,047

First Foundation, Inc.	7,290	119,119

First Guaranty Bancshares, Inc.	514	6,286

First Internet Bancorp.	1,676	27,855

First Interstate BancSystem, Inc. “A”	7,946	246,008

First Merchants Corp.	10,096	278,347

First Mid-Illinois Bancshares, Inc.	2,680	70,296

First Midwest Bancorp., Inc.	21,325	284,689

First Northwest Bancorp.	1,649	20,481

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	9

	Shares	Value ($)

First of Long Island Corp.	4,264	69,674

First Savings Financial Group, Inc.	348	15,079

First United Corp.	1,254	16,728

First Western Financial, Inc.*	1,163	16,573

Flushing Financial Corp.	4,988	57,462

FNCB Bancorp, Inc.	3,161	18,176

Franklin Financial Network, Inc.	2,502	64,427

Franklin Financial Services Corp.	769	19,917

Fulton Financial Corp.	30,135	317,322

FVCBankcorp, Inc.*	2,234	24,038

German American Bancorp., Inc. (a)	4,587	142,656

Glacier Bancorp., Inc.	17,894	631,479

Great Southern Bancorp., Inc.	2,071	83,586

Great Western Bancorp., Inc.	10,496	144,425

Guaranty Bancshares, Inc.	1,309	33,864

Hancock Whitney Corp.	16,126	341,871

Hanmi Financial Corp.	5,734	55,677

Harborone Bancorp, Inc.*	9,889	84,452

Hawthorn Bancshares, Inc.	1,085	21,358

HBT Financial, Inc.	1,956	26,073

Heartland Financial U.S.A., Inc.	6,412	214,417

Heritage Commerce Corp.	10,779	80,896

Heritage Financial Corp. (a)	6,768	135,360

Hilltop Holdings, Inc.	13,463	248,392

Home Bancshares, Inc.	28,581	439,576

HomeTrust Bancshares, Inc.	2,976	47,616

Hope Bancorp., Inc.	22,007	202,905

Horizon Bancorp, Inc.	8,006	85,584

Howard Bancorp., Inc.*	2,502	26,571

IBERIABANK Corp.	9,742	443,651

Independent Bank Corp.	6,105	409,584

Independent Bank Corp./Michigan	3,955	58,732

Independent Bank Group, Inc.	6,918	280,317

International Bancshares Corp.	9,974	319,367

Investar Holding Corp.	1,915	27,768

Investors Bancorp., Inc.	43,117	366,495

Lakeland Bancorp., Inc.	9,163	104,733

Lakeland Financial Corp.	4,531	211,099

Landmark Bancorp. Inc/manhattan Ks	694	17,149

LCNB Corp.	2,332	37,219

Level One Bancorp, Inc.	921	15,418

Limestone Bancorp, Inc.*	940	12,361

Live Oak Bancshares, Inc. (a)	5,247	76,134

Macatawa Bank Corp.	4,755	37,184

Mackinac Financial Corp.	1,700	17,629

MainStreet Bancshares, Inc.*	1,307	17,252

Mercantile Bank Corp.	2,942	66,489

Meridian Corp.*	999	15,834

Metrocity Bankshares, Inc.	3,232	46,315

Metropolitan Bank Holding Corp.*	1,295	41,544

Mid Penn Bancorp, Inc.	1,273	23,461

Middlefield Banc Corp.	1,114	23,116

Midland States Bancorp., Inc. (a)	4,132	61,773

MidWestOne Financial Group, Inc.	2,752	55,040

MVB Financial Corp.	2,023	26,906

National Bank Holdings Corp. “A”	5,415	146,205

National Bankshares, Inc.	1,117	31,946

NBT Bancorp., Inc.	7,872	242,143

Nicolet Bankshares, Inc.* (a)	1,743	95,516

Northeast Bank*	1,409	24,728

Northrim BanCorp., Inc.	1,086	27,302

Norwood Financial Corp.	1,066	26,426

	Shares	Value ($)

Oak Valley Bancorp.	1,299	16,471

OceanFirst Financial Corp.	10,876	191,744

OFG Bancorp.	9,445	126,280

Ohio Valley Banc Corp.	758	17,093

Old National Bancorp. (a)	30,638	421,579

Old Second Bancorp., Inc.	5,377	41,833

Origin Bancorp, Inc.	4,123	90,706

Orrstown Financial Services, Inc.	2,173	32,052

Pacific Premier Bancorp., Inc.	15,767	341,829

Park National Corp.	2,682	188,759

Parke Bancorp., Inc.	1,830	24,797

PCB Bancorp.	2,369	24,401

Peapack-Gladstone Financial Corp.	3,300	61,809

Penns Woods Bancorp., Inc.	1,246	28,297

People’s Utah Bancorp.	2,964	66,601

Peoples Bancorp. of North Carolina, Inc.	847	14,966

Peoples Bancorp., Inc.	3,563	75,821

Peoples Financial Services Corp.	1,331	50,831

Plumas Bancorp.	862	19,067

Preferred Bank	2,539	108,796

Premier Financial Bancorp., Inc.	2,273	29,140

Professional Holding Corp.*	897	12,450

QCR Holdings, Inc.	2,695	84,030

RBB Bancorp.	2,922	39,885

Red River Bancshares, Inc.	923	40,510

Reliant Bancorp., Inc.	2,868	46,720

Renasant Corp.	10,187	253,656

Republic Bancorp., Inc. “A”	1,860	60,841

Republic First Bancorp., Inc.*	8,082	19,720

Richmond Mutual Bancorp., Inc.	2,083	23,413

S&T Bancorp., Inc.	7,234	169,637

Salisbury Bancorp, Inc.	472	19,347

Sandy Spring Bancorp., Inc.	8,610	213,356

Sb Financial Group, Inc.	1,324	22,005

SB One Bancorp.	1,485	29,255

Seacoast Banking Corp. of Florida*	9,743	198,757

Select Bancorp, Inc.*	2,954	24,046

ServisFirst Bancshares, Inc.	9,098	325,344

Shore Bancshares, Inc.	2,489	27,603

Sierra Bancorp.	2,586	48,824

Silvergate Capital Corp.*	2,879	40,306

Simmons First National Corp. “A”	20,223	346,016

SmartFinancial, Inc.	2,699	43,670

South Plains Financial, Inc.	2,062	29,363

South State Corp.	13,072	623,012

Southern First Bancshares, Inc.*	1,312	36,356

Southern National Bancorp. of Virginia, Inc.	3,587	34,758

Southside Bancshares, Inc.	5,911	163,853

Spirit of Texas Bancshares, Inc.*	2,479	30,516

Stock Yards Bancorp., Inc.	3,844	154,529

Summit Financial Group, Inc.	2,232	36,783

Texas Capital Bancshares, Inc.*	9,451	291,752

The Bancorp., Inc.*	9,630	94,374

Tompkins Financial Corp. (a)	2,645	171,317

TowneBank	12,542	236,291

TriCo Bancshares	4,907	149,418

TriState Capital Holdings, Inc.*	5,234	82,226

Triumph Bancorp., Inc.*	4,201	101,958

Trustmark Corp.	11,780	288,846

UMB Financial Corp.	8,148	420,029

United Bankshares, Inc.	23,078	638,337

The accompanying notes are an integral part of the financial statements.

10	|	DWS Small Cap Index VIP

	Shares	Value ($)

United Community Banks, Inc.	14,560	292,947

United Securities Bancshares	2,548	17,046

Unity Bancorp., Inc.	1,412	20,192

Univest Corp. of Pennsylvania	5,377	86,785

Valley National Bancorp.	74,442	582,136

Veritex Holdings, Inc.	8,908	157,672

Washington Trust Bancorp., Inc.	3,196	104,669

WesBanco, Inc.	12,159	246,949

West Bancorp.	3,031	53,012

Westamerica Bancorp.	4,901	281,415

		28,035,741

Capital Markets 1.4%

Artisan Partners Asset Management, Inc. “A”	10,153	329,973

Assetmark Financial Holdings, Inc.* (a)	3,060	83,507

Associated Capital Group, Inc. “A”	276	10,126

B. Riley Financial, Inc.	3,654	79,511

BGC Partners, Inc. “A”	57,020	156,235

Blucora, Inc.*	9,134	104,310

Brightsphere Investment Group, Inc.*	11,570	144,162

Cohen & Steers, Inc.	4,564	310,580

Cowen, Inc.	5,001	81,066

Diamond Hill Investment Group	564	64,110

Donnelley Financial Solutions, Inc.*	5,454	45,814

Federated Hermes, Inc. “B”	17,935	425,059

Focus Financial Partners, Inc. “A”*	5,875	194,169

Gain Capital Holdings, Inc.	3,505	21,100

GAMCO Investors, Inc. “A”	957	12,738

Greenhill & Co., Inc.	2,892	28,891

Hamilton Lane, Inc. “A”	4,133	278,440

Houlihan Lokey, Inc.	8,268	460,032

Moelis & Co. “A”	9,872	307,612

Oppenheimer Holdings, Inc. “A”	1,751	38,154

Piper Sandler Companies	3,256	192,625

PJT Partners, Inc. “A”	4,398	225,793

Pzena Investment Management, Inc. “A”	3,077	16,739

Safeguard Scientifics, Inc.	3,490	24,430

Sculptor Capital Management, Inc.	3,504	45,307

Siebert Financial Corp.*	2,244	11,355

Silvercrest Asset Management Group, Inc. “A”	1,608	20,438

Stifel Financial Corp.	12,470	591,452

Value Line, Inc.	187	5,047

Virtus Investment Partners, Inc.	1,373	159,666

Waddell & Reed Financial, Inc. “A” (a)	12,036	186,678

Westwood Holdings Group, Inc.	1,479	23,294

WisdomTree Investments, Inc.	27,195	94,367

		4,772,780

Consumer Finance 0.7%

Atlanticus Holdings Corp.*	928	9,596

Curo Group Holdings Corp.	3,408	27,843

Encore Capital Group, Inc.* (a)	5,875	200,808

Enova International, Inc.*	5,481	81,502

EZCORP, Inc. “A”*	9,415	59,315

FirstCash, Inc.	7,578	511,363

Green Dot Corp. “A”*	9,513	466,898

	Shares	Value ($)

Lendingclub Corp.*	13,274	60,397

Navient Corp.	35,748	251,308

Nelnet, Inc. “A”	3,301	157,590

Oportun Financial Corp.*	3,632	48,814

PRA Group, Inc.*	8,388	324,280

Regional Management Corp.*	1,560	27,628

World Acceptance Corp.*	897	58,771

		2,286,113

Diversified Financial Services 0.3%

A-mark Precious Metals, Inc.*	916	17,450

Alerus Financial Corp.	2,780	54,933

Banco Latinoamericano de Comercio Exterior SA “E”	5,938	68,287

Cannae Holdings, Inc.*	15,814	649,955

GWG Holdings, Inc.*	642	4,924

Marlin Business Services Corp.	1,586	13,418

Stonex Group, Inc.*	3,089	169,895

Swk Holdings Corp.*	653	7,823

		986,685

Insurance 2.2%

Ambac Financial Group, Inc.*	8,600	123,152

American Equity Investment Life Holding Co.	16,847	416,289

AMERISAFE, Inc.	3,594	219,809

Argo Group International Holdings Ltd.	6,024	209,816

Benefytt Technologies, Inc.* (a)	2,050	41,943

BRP Group, Inc.*	3,712	64,106

Citizens, Inc.* (a)	9,311	55,773

CNO Financial Group, Inc.	26,744	416,404

Crawford & Co. “A”	3,038	23,970

Donegal Group, Inc. “A”	1,923	27,345

eHealth, Inc.*	4,761	467,721

Employers Holdings, Inc.	5,591	168,569

Enstar Group Ltd.*	2,246	343,121

FBL Financial Group, Inc. “A”	1,857	66,648

FedNat Holding, Co.	2,451	27,133

Genworth Financial, Inc. “A”*	94,721	218,805

Global Indemnity Ltd.	1,416	33,899

Goosehead Insurance, Inc. “A”*	2,409	181,060

Greenlight Capital Re Ltd. “A”*	5,111	33,324

HCI Group, Inc.	1,086	50,151

Heritage Insurance Holdings, Inc.	4,636	60,685

Horace Mann Educators Corp.	7,761	285,062

Independence Holding Co.	889	27,194

Investors Title Co.	242	29,359

James River Group Holdings Ltd.	5,585	251,325

Kinsale Capital Group, Inc.	3,887	603,301

MBIA, Inc.* (a)	13,000	94,250

National General Holdings Corp.	12,760	275,744

National Western Life Group, Inc. “A”	479	97,328

NI Holdings, Inc.*	1,683	24,858

Palomar Holdings, Inc.*	3,603	308,993

ProAssurance Corp.	9,876	142,906

ProSight Global, Inc.*	1,658	14,756

Protective Insurance Corp. “B”	1,579	23,796

RLI Corp.	7,412	608,525

Safety Insurance Group, Inc.	2,714	206,970

Selective Insurance Group, Inc.	11,050	582,777

State Auto Financial Corp.	3,257	58,137

Stewart Information Services Corp.	4,360	141,744

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	11

	Shares	Value ($)

Third Point Reinsurance Ltd.*	15,074	113,206

Tiptree, Inc.	4,324	27,890

Trupanion, Inc.* (a)	5,549	236,887

United Fire Group, Inc.	3,923	108,706

United Insurance Holdings Corp.	3,590	28,074

Universal Insurance Holdings, Inc.	5,260	93,365

Vericity, Inc.	465	4,943

Watford Holdings Ltd.*	3,139	52,390

		7,692,209

Mortgage Real Estate Investment Trusts (REITs) 1.3%

Anworth Mortgage Asset Corp.	18,024	30,641

Apollo Commercial Real Estate Finance, Inc.	28,967	284,166

Arbor Realty Trust, Inc.	19,253	177,898

Ares Commercial Real Estate Corp.	5,546	50,580

Arlington Asset Investment Corp. “A”	6,671	19,813

ARMOUR Residential REIT, Inc.	11,995	112,633

Blackstone Mortgage Trust, Inc.,“A”	25,786	621,185

Broadmark Realty Capital, Inc.	24,029	227,555

Capstead Mortgage Corp.	17,366	95,339

Cherry Hill Mortgage Investment Corp.	2,848	25,689

Chimera Investment Corp.	35,837	344,394

Colony Credit Real Estate, Inc.	15,714	110,312

Dynex Capital, Inc.	4,270	61,061

Ellington Financial, Inc.	7,704	90,753

Ellington Residential Mortgage REIT	1,675	17,252

Granite Point Mortgage Trust, Inc.	10,366	74,428

Great Ajax Corp.	3,849	35,411

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,201	375,700

Invesco Mortgage Capital, Inc. (a)	34,519	129,101

KKR Real Estate Finance Trust, Inc.	5,331	88,388

Ladder Capital Corp.	19,556	158,404

MFA Financial, Inc.	84,758	211,047

New York Mortgage Trust, Inc.	70,502	184,010

Orchid Island Capital, Inc.	12,414	58,470

PennyMac Mortgage Investment Trust	18,627	326,531

Ready Capital Corp.	6,965	60,526

Redwood Trust, Inc.	21,184	148,288

TPG RE Finance Trust, Inc.	11,205	96,363

Two Harbors Investment Corp.	51,184	257,967

Western Asset Mortgage Capital Corp.	9,007	24,679

		4,498,584

Thrifts & Mortgage Finance 1.7%

Axos Financial, Inc.*	10,912	240,937

Bogota Financial Corp.*	1,088	9,509

Bridgewater Bancshares, Inc.*	4,096	41,984

Capitol Federal Financial, Inc.	24,793	272,971

Columbia Financial, Inc.*	9,170	127,967

ESSA Bancorp., Inc.	1,656	23,052

Essent Group Ltd.	20,269	735,157

Federal Agricultural Mortgage Corp. “C”	1,701	108,881

Flagstar Bancorp., Inc.	6,668	196,239

FS Bancorp, Inc.	707	27,269

	Shares	Value ($)

Greene County Bancorp., Inc.	571	12,733

Hingham Institution for Savings	273	45,804

Home Bancorp., Inc.	1,408	37,664

HomeStreet, Inc. (a)	4,286	105,478

Kearny Financial Corp.	14,097	115,313

Luther Burbank Corp.	3,695	36,950

Merchants Bancorp.	1,599	29,566

Meridian Bancorp., Inc.	8,930	103,588

Meta Financial Group, Inc.	6,304	114,544

MMA Capital Holdings, Inc.*	909	21,016

Mr Cooper Group, Inc.*	14,478	180,106

NMI Holdings, Inc. “A”*	12,547	201,756

Northfield Bancorp., Inc.	8,059	92,840

Northwest Bancshares, Inc.	21,954	224,480

Oconee Federal Financial Corp.	194	4,999

OP Bancorp.	2,318	15,994

PCSB Financial Corp.	2,806	35,580

PennyMac Financial Services, Inc.	8,673	362,445

Pioneer Bancorp. Inc.*	1,979	18,108

Ponce de Leon Federal Bank*	1,616	16,451

Premier Financial Corp.	7,008	123,831

Provident Bancorp, Inc.	1,687	13,260

Provident Financial Holdings, Inc.	1,084	14,536

Provident Financial Services, Inc.	11,341	163,877

Prudential Bancorp., Inc.	1,575	18,963

Radian Group, Inc.	35,753	554,529

Riverview Bancorp., Inc.	3,700	20,905

Security National Financial Corp. “A”*	1,695	11,433

Southern Missouri Bancorp., Inc.	1,509	36,669

Standard Avb Financial Corp.	719	16,681

Sterling Bancorp., Inc.	3,148	11,270

Territorial Bancorp., Inc.	1,551	36,898

Timberland Bancorp., Inc.	1,398	25,458

TrustCo Bank Corp.	17,561	111,161

Walker & Dunlop, Inc.	5,282	268,378

Washington Federal, Inc.	14,108	378,659

Waterstone Financial, Inc.	4,267	63,280

Western New England Bancorp, Inc.	4,291	24,845

WSFS Financial Corp.	9,315	267,340

		5,721,354

Health Care 20.1%
Biotechnology 10.6%

89bio, Inc.*	547	10,902

Abeona Therapeutics, Inc.*	11,128	32,438

ADMA Biologics, Inc.*	11,244	32,945

Aduro Biotech, Inc.*	11,642	26,893

Adverum Biotechnologies, Inc.*	13,636	284,720

Aeglea BioTherapeutics, Inc.*	7,841	72,529

Affimed NV*	13,800	63,687

Agenus, Inc.* (a)	25,850	101,590

Aimmune Therapeutics, Inc.* (a)	8,685	145,126

Akcea Therapeutics, Inc.*	3,081	42,210

Akebia Therapeutics, Inc.*	24,310	330,130

Akero Therapeutics, Inc.*	2,087	52,008

Albireo Pharma, Inc.*	2,487	65,881

Alector, Inc.*	8,642	211,210

Allakos, Inc.* (a)	4,548	326,819

Allogene Therapeutics, Inc.*	9,059	387,906

Amicus Therapeutics, Inc.*	47,599	717,793

AnaptysBio, Inc.*	4,003	89,427

Anavex Life Sciences Corp.* (a)	10,029	49,343

The accompanying notes are an integral part of the financial statements.

12	|	DWS Small Cap Index VIP

	Shares	Value ($)

Anika Therapeutics, Inc.*	2,610	98,475

Apellis Pharmaceuticals, Inc.*	11,214	366,249

Applied Genetic Technologies Corp.*	4,364	24,177

Applied Therapeutics, Inc.*	2,489	89,977

Aprea Therapeutics, Inc.*	1,342	52,043

Aptinyx, Inc.*	4,594	19,157

Aravive, Inc.*	2,270	26,423

Arcturus Therapeutics Holdin C*	2,433	113,718

Arcus Biosciences, Inc.*	6,247	154,551

Arcutis Biotherapeutics, Inc.* (a)	1,768	53,464

Ardelyx, Inc.*	13,640	94,389

Arena Pharmaceuticals, Inc.*	10,516	661,982

Arrowhead Pharmaceuticals, Inc.*	18,749	809,769

Assembly Biosciences, Inc.*	5,732	133,670

Atara Biotherapeutics, Inc.*	10,735	156,409

Athenex, Inc.* (a)	13,753	189,241

Athersys, Inc.* (a)	32,368	89,336

Atreca, Inc.*	3,976	84,609

Aveo Pharmaceuticals, Inc.*	2,554	13,153

Avid Bioservices, Inc.*	10,374	68,105

Avrobio, Inc.*	5,768	100,652

Axcella Health, Inc.*	1,369	7,571

Beam Therapeutics, Inc.*	2,298	64,344

Beyondspring, Inc.*	2,517	37,956

BioCryst Pharmaceuticals, Inc.*	28,544	136,012

Biohaven Pharmaceutical Holding Co., Ltd.*	8,810	644,099

BioSpecifics Technologies Corp.*	1,202	73,659

Bioxcel Therapeutics, Inc.*	1,975	104,695

Black Diamond Therapeutics, Inc.* (a)	2,298	96,884

Blueprint Medicines Corp.*	10,132	790,296

Brainstorm Cell Therapeutics, Inc.*	4,968	55,691

Bridgebio Pharma, Inc.* (a)	13,601	443,529

Cabaletta Bio, Inc.*	2,416	26,914

Calithera Biosciences, Inc.*	12,297	64,928

Calyxt, Inc.*	1,724	8,499

CareDx, Inc.*	7,996	283,298

CASI Pharmaceuticals, Inc.* (a)	9,558	23,895

Castle Biosciences, Inc.*	1,953	73,609

Catabasis Pharmaceuticals, Inc.*	3,373	21,688

Catalyst Biosciences, Inc.*	3,253	19,095

Catalyst Pharmaceuticals, Inc.* (a)	18,279	84,449

CEL-SCI Corp* (a)	6,227	92,907

Cellular Biomedicine Group, Inc.*	2,420	36,227

Centogene NV*	759	17,366

Checkpoint Therapeutics, Inc.*	8,015	15,870

ChemoCentryx, Inc.*	8,303	477,755

Chimerix, Inc.*	9,756	30,244

Cidara Therapeutics, Inc.*	6,224	22,967

Clovis Oncology, Inc.* (a)	13,515	91,226

Cohbar, Inc.*	4,570	7,084

Coherus Biosciences, Inc.* (a)	10,818	193,209

Concert Pharmaceuticals, Inc.*	5,344	53,173

Constellation Pharmaceuticals, Inc.*	5,049	151,722

Contrafect Corp.*	2,523	16,122

Corbus Pharmaceuticals Holdings, Inc.* (a)	12,267	102,920

Cortexyme, Inc.*	2,937	135,983

Crinetics Pharmaceuticals, Inc.*	5,056	88,581

Cue Biopharma, Inc.*	5,175	126,839

Cyclerion Therapeutics, Inc.*	4,363	25,785

	Shares	Value ($)

Cytokinetics, Inc.*	10,533	248,263

CytomX Therapeutics, Inc.*	8,602	71,655

Deciphera Pharmaceuticals, Inc.*	6,986	417,204

Denali Therapeutics, Inc.*	11,742	283,922

Dermtech, Inc.Common Stock Npv*	1,520	20,110

Dicerna Pharmaceuticals, Inc.*	12,130	308,102

Dyadic International, Inc.*	3,593	31,115

Dynavax Technologies Corp.* (a)	16,694	148,076

Eagle Pharmaceuticals, Inc.*	2,037	97,735

Editas Medicine, Inc.* (a)	10,359	306,419

Eidos Therapeutics, Inc.*	1,997	95,197

Eiger BioPharmaceuticals, Inc.*	4,323	41,501

Emergent BioSolutions, Inc.*	8,337	659,290

Enanta Pharmaceuticals, Inc.*	3,581	179,802

Enochian Biosciences, Inc.* (a)	2,438	10,264

Epizyme, Inc.*	16,657	267,511

Esperion Therapeutics, Inc.* (a)	4,836	248,135

Evelo Biosciences, Inc.* (a)	2,496	12,230

Exicure, Inc.*	11,084	27,045

Fate Therapeutics, Inc.*	11,695	401,255

Fennec Pharmaceuticals, Inc.*	4,015	33,525

FibroGen, Inc.*	15,516	628,863

Five Prime Therapeutics, Inc.*	5,021	30,628

Flexion Therapeutics, Inc.*	6,362	83,660

Fortress Biotech, Inc.*	10,826	29,014

Frequency Therapeutics, Inc.* (a)	5,260	122,295

G1 Therapeutics, Inc.*	6,372	154,585

Galectin Therapeutics, Inc.* (a)	7,728	23,648

Galera Therapeutics, Inc.*	1,632	11,652

Genprex, Inc.*	5,341	16,771

Geron Corp.*	33,517	73,067

GlycoMimetics, Inc.*	5,874	22,086

Gossamer Bio, Inc.*	9,264	120,432

Gritstone Oncology, Inc.*	5,566	36,958

Halozyme Therapeutics, Inc.*	25,342	679,419

Harpoon Therapeutics, Inc.*	1,969	32,685

Heron Therapeutics, Inc.*	16,367	240,759

Homology Medicines, Inc.*	6,351	96,472

Hookipa Pharma, Inc.*	2,322	26,982

Ibio, Inc.*	8,971	19,916

Ideaya Biosciences, Inc.*	2,247	31,930

IGM Biosciences, Inc.*	1,324	96,652

Immunic, Inc.*	641	7,769

ImmunoGen, Inc.* (a)	32,474	149,380

Immunovant, Inc.*	3,562	86,735

Inovio Pharmaceuticals, Inc.*	26,865	724,012

Insmed, Inc.*	18,908	520,726

Intellia Therapeutics, Inc.* (a)	8,184	172,028

Intercept Pharmaceuticals, Inc.* (a)	4,842	231,980

Invitae Corp.*	21,559	653,022

Ironwood Pharmaceuticals, Inc.*	29,816	307,701

Iveric Bio, Inc.*	8,417	42,927

Jounce Therapeutics, Inc.*	3,490	24,081

Kadmon Holdings, Inc.*	29,761	152,376

KalVista Pharmaceuticals, Inc.*	2,557	30,940

Karuna Therapeutics, Inc.*	2,895	322,677

Karyopharm Therapeutics, Inc.*	13,091	247,944

Keros Therapeutics, Inc.*	1,298	48,688

Kezar Life Sciences, Inc.*	4,843	25,087

Kindred Biosciences, Inc.*	7,276	32,669

Kiniksa Pharmaceuticals Ltd. “A”*	3,550	90,454

Kodiak Sciences, Inc.*	5,387	291,544

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	13

	Shares	Value ($)

Krystal Biotech, Inc.*	2,232	92,449

Kura Oncology, Inc.*	9,908	161,500

La Jolla Pharmaceutical Co.*	2,986	12,720

Lexicon Pharmaceuticals, Inc.* (a)	7,485	14,933

Ligand Pharmaceuticals, Inc.* (a)	2,692	301,100

LogicBio Therapeutics, Inc.*	2,256	19,086

MacroGenics, Inc.*	8,912	248,823

Madrigal Pharmaceuticals, Inc.* (a)	1,634	185,050

Magenta Therapeutics, Inc.*	3,113	23,379

MannKind Corp.* (a)	39,697	69,470

Marker Therapeutics, Inc.* (a)	5,003	10,356

MediciNova, Inc.* (a)	7,646	41,441

MEI Pharma, Inc.*	19,295	79,688

MeiraGTx Holdings PLC*	3,839	48,064

Mersana Therapeutics, Inc.*	8,562	200,351

Minerva Neurosciences, Inc.* (a)	5,484	19,797

Mirati Therapeutics, Inc.*	6,866	783,891

Mirum Pharmaceuticals, Inc.* (a)	1,065	20,725

Molecular Templates, Inc.*	4,525	62,400

Momenta Pharmaceuticals, Inc.*	22,015	732,439

Morphic Holding, Inc.* (a)	2,557	69,167

Mustang Bio, Inc.*	5,138	16,339

Myriad Genetics, Inc.*	13,206	149,756

NantKwest, Inc.*	5,363	65,858

Natera, Inc.*	13,029	649,626

Neoleukin Therapeutics, Inc.*	5,540	91,964

Neubase Therapeutics, Inc.*	3,214	28,219

Neurobo Pharmaceuticals, Inc.*	815	6,561

NextCure, Inc.*	3,079	66,014

Novavax, Inc.*	10,884	907,181

Nymox Pharmaceutical Corp.*	7,333	26,032

Oncocyte Corp.*	8,099	15,469

OPKO Health, Inc.* (a)	74,299	253,360

Organogenesis Holdings, Inc.*	3,792	14,561

Orgenesis, Inc.*	3,376	20,526

Oric Pharmaceuticals, Inc.*	1,625	54,811

Ovid therapeutics, Inc.*	7,983	58,835

Oyster Point Pharma, Inc.*	875	25,270

Passage Bio, Inc.*	2,536	69,309

PDL BioPharma, Inc.* (a)	21,505	62,580

Pfenex, Inc.*	6,434	53,724

PhaseBio Pharmaceuticals, Inc.*	2,535	11,661

Pieris Pharmaceuticals, Inc.*	8,549	26,502

Portola Pharmaceuticals, Inc.* (a)	14,668	263,877

Precigen, Inc.* (a)	12,708	63,413

Precision BioSciences, Inc.*	8,537	71,113

Prevail Therapeutics, Inc.*	2,689	40,066

Principia Biopharma, Inc.*	5,490	328,247

Protagonist Therapeutics, Inc.* (a)	4,217	74,472

Protara Therapeutics, Inc.*	374	10,966

Prothena Corp. PLC*	5,757	60,218

PTC Therapeutics, Inc.*	11,537	585,387

Puma Biotechnology, Inc.*	5,826	60,765

Radius Health, Inc.* (a)	8,431	114,915

RAPT Therapeutics, Inc.*	2,048	59,433

REGENXBIO, Inc.*	6,362	234,312

Replimune Group, Inc.*	3,212	79,818

Retrophin, Inc.*	7,724	157,647

Revolution Medicines, Inc.*	2,681	84,639

Rhythm Pharmaceuticals, Inc.*	6,280	140,044

Rigel Pharmaceuticals, Inc.*	32,955	60,308

Rocket Pharmaceuticals, Inc.*	6,360	133,115

Rubius Therapeutics, Inc.*	6,925	41,412

	Shares	Value ($)

Sangamo Therapeutics, Inc.*	21,364	191,421

Savara, Inc.*	8,661	21,566

Scholar Rock Holding Corp.*	4,243	77,265

Selecta Biosciences, Inc.*	12,686	36,028

Seres Therapeutics, Inc.*	8,198	39,022

Soleno Therapeutics, Inc.*	6,267	13,913

Solid Biosciences, Inc.* (a)	4,969	14,559

Sorrento Therapeutics, Inc.* (a)	32,757	205,714

Spectrum Pharmaceuticals, Inc.*	21,598	73,001

Spero Therapeutics, Inc.*	2,690	36,396

SpringWorks Therapeutics* (a)	3,955	166,110

Stoke Therapeutics, Inc.*	2,283	54,404

Sutro Biopharma, Inc.*	3,141	24,374

Syndax Pharmaceuticals, Inc.*	5,029	74,530

Syros Pharmaceuticals, Inc.*	7,750	82,615

TCR2 Therapeutics, Inc.*	3,044	46,756

TG Therapeutics, Inc.*	18,036	351,341

Translate Bio, Inc.*	9,450	169,344

Turning Point Therapeutics, Inc.*	5,227	337,612

Twist Bioscience Corp.*	5,577	252,638

Tyme Technologies, Inc.*	10,890	14,484

Ultragenyx Pharmaceutical, Inc.* (a)	10,593	828,584

UNITY Biotechnology, Inc.*	6,145	53,339

UroGen Pharma Ltd.* (a)	3,622	94,607

Vanda Pharmaceuticals, Inc.*	10,193	116,608

Vaxart, Inc.*	8,292	73,384

VBI Vaccines, Inc.*	32,820	101,742

Veracyte, Inc.*	9,334	241,751

Verastem, Inc.*	30,530	52,512

Vericel Corp.*	8,414	116,281

Viela Bio, Inc.*	3,733	161,714

Viking Therapeutics, Inc.* (a)	12,243	88,272

Vir Biotechnology, Inc.* (a)	8,645	354,186

Voyager Therapeutics, Inc.*	4,837	61,043

vTv Therapeutics, Inc. “A”*	2,058	4,631

X4 Pharmaceuticals, Inc.*	2,761	25,733

XBiotech, Inc.* (a)	2,658	36,441

Xencor, Inc.*	10,357	335,463

XOMA Corp.*	1,133	22,388

Y-mAbs Therapeutics, Inc.*	5,589	241,445

Zentalis Pharmaceuticals, Inc.*	1,927	92,535

ZIOPHARM Oncology, Inc.* (a)	39,832	130,649

		35,891,322

Health Care Equipment & Supplies 3.5%

Accelerate Diagnostics, Inc.* (a)	5,706	86,503

Accuray, Inc.*	16,213	32,912

Alphatec Holdings, Inc.*	8,327	39,137

AngioDynamics, Inc.*	6,642	67,549

Antares Pharma, Inc.*	31,278	86,015

Apyx Medical Corp.*	6,141	34,083

Aspira Women’s Health, Inc.*	8,766	33,661

AtriCure, Inc.*	7,286	327,506

Atrion Corp. (a)	261	166,260

Avanos Medical, Inc.*	8,828	259,455

AxoGen, Inc.*	6,815	62,971

Axonics Modulation Technologies, Inc.*	5,690	199,776

Bellerophon Therapeutics, Inc.*	642	8,057

Beyond Air, Inc.Common Stock*	2,449	17,755

BioLife Solutions, Inc.*	1,230	20,111

BioSig Technologies, Inc.* (a)	3,966	28,555

Cantel Medical Corp.	7,089	313,546

The accompanying notes are an integral part of the financial statements.

14	|	DWS Small Cap Index VIP

	Shares	Value ($)

Cardiovascular Systems, Inc.*	6,451	203,529

Cerus Corp.*	30,277	199,828

Chembio Diagnostics, Inc.*	3,628	11,791

Co-diagnostics, Inc.*	4,846	93,770

CONMED Corp.	5,070	364,989

CryoLife, Inc.*	6,777	129,915

CryoPort, Inc.* (a)	6,265	189,516

Cutera, Inc.*	3,145	38,275

CytoSorbents Corp.* (a)	6,442	63,776

Electromed, Inc.*	1,301	20,022

FONAR Corp.*	1,185	25,323

GenMark Diagnostics, Inc.*	12,651	186,096

Glaukos Corp.*	7,903	303,633

Heska Corp.* (a)	1,282	119,444

Inogen, Inc.*	3,388	120,342

Integer Holdings Corp.*	6,114	446,628

IntriCon, Corp.*	1,565	21,159

Invacare Corp.	6,078	38,717

iRadimed Corp.*	1,111	25,786

iRhythm Technologies, Inc.*	5,054	585,708

Lantheus Holdings, Inc.*	12,531	179,193

LeMaitre Vascular, Inc.	3,083	81,391

LivaNova PLC*	9,131	439,475

Meridian Bioscience, Inc.*	7,833	182,431

Merit Medical Systems, Inc.*	10,125	462,206

Mesa Laboratories, Inc.	760	164,768

Milestone Scientific, Inc.*	6,529	12,732

Misonix, Inc.*	2,720	36,910

Natus Medical, Inc.*	6,375	139,103

Nemaura Medical, Inc.*	1,260	11,655

Neogen Corp.*	9,861	765,214

Nevro Corp.*	6,271	749,196

NuVasive, Inc.*	9,588	533,668

OraSure Technologies, Inc.*	11,446	133,117

Orthofix Medical, Inc.* (a)	3,444	110,208

OrthoPediatrics Corp.*	2,234	97,760

Pavmed, Inc.*	6,705	14,148

Pulse Biosciences, Inc.*	2,600	27,196

Quotient Ltd.*	11,309	83,687

Repro-med Systems, Inc.*	4,551	40,868

Retractable Technologies, Inc.*	2,470	17,339

Rockwell Medical, Inc.* (a)	12,932	25,217

RTI Surgical, Inc.*	10,287	32,713

SeaSpine Holdings Corp.*	4,908	51,387

Shockwave Medical, Inc.*	4,982	235,997

SI-BONE, Inc.*	4,747	75,667

Sientra, Inc.*	8,714	33,723

Silk Road Medical, Inc.*	5,938	248,743

Soliton, Inc.* (a)	1,120	8,714

STAAR Surgical Co.*	8,428	518,659

Stereotaxis, Inc.*	8,252	36,804

SurModics, Inc.*	2,432	105,160

Tactile Systems Technology, Inc.*	3,405	141,069

Tela Bio, Inc.*	1,016	13,167

TransMedics Group, Inc.*	3,702	66,340

Utah Medical Products, Inc. (a)	662	58,666

Vapotherm, Inc.*	3,580	146,744

Varex Imaging Corp.*	7,058	106,929

Venus Concept, Inc.*	3,480	12,145

ViewRay, Inc.*	19,819	44,395

Volitionrx Ltd.*	4,390	17,077

Wright Medical Group NV* (a)	24,040	714,469

Zynex, Inc.* (a)	3,097	77,022

		12,025,171

	Shares	Value ($)

Health Care Providers & Services 2.3%

1Life Healthcare, Inc.* (a)	3,984	144,699

Adapthealth Corp.*	1,466	23,603

Addus HomeCare Corp.*	2,581	238,897

American Renal Associates Holdings, Inc.*	2,554	16,652

AMN Healthcare Services, Inc.*	8,718	394,402

Apollo Medical Holdings, Inc.*	1,902	31,383

Avalon GloboCare Corp.* (a)	4,006	7,611

BioTelemetry, Inc.*	6,222	281,172

Brookdale Senior Living, Inc.*	34,473	101,695

Community Health Systems, Inc.*	16,151	48,615

CorVel Corp.*	1,643	116,472

Covetrus, Inc.*	18,339	328,085

Cross Country Healthcare, Inc.*	6,862	42,270

Enzo Biochem, Inc.*	8,562	19,179

Exagen, Inc.*	991	12,298

Five Star Senior Living, Inc.*	3,564	13,900

Fulgent Genetics, Inc.*	1,806	28,896

Hanger, Inc.*	6,984	115,655

HealthEquity, Inc.*	13,048	765,526

InfuSystems Holdings, Inc.*	2,700	31,158

LHC Group, Inc.*	5,671	988,569

Magellan Health, Inc.*	4,366	318,631

MEDNAX, Inc.*	15,523	265,443

National Healthcare Corp.	2,351	149,148

National Research Corp. “A”	2,531	147,330

Option Care Health, Inc.*	6,339	87,985

Owens & Minor, Inc. (a)	11,575	88,202

Patterson Companies, Inc. (a)	15,856	348,832

Pennant Group, Inc.*	4,846	109,520

PetIQ, Inc.*	3,842	133,855

Progyny, Inc.*	4,925	127,114

Providence Service Corp.*	2,260	178,337

R1 RCM, Inc.*	19,976	222,732

RadNet, Inc.*	7,991	126,817

Select Medical Holdings Corp.*	20,263	298,474

Sharps Compliance Corp.*	2,666	18,742

Surgery Partners, Inc.*	3,999	46,269

Tenet Healthcare Corp.*	19,530	353,688

The Ensign Group, Inc.	9,561	400,128

The Joint Corp.*	2,412	36,831

Tivity Health, Inc.*	8,083	91,580

Triple-S Management Corp. “B”*	4,318	82,128

U.S. Physical Therapy, Inc.	2,397	194,205

Viemed Healthcare, Inc.*	6,417	61,603

		7,638,331

Health Care Technology 1.0%

Allscripts Healthcare Solutions, Inc.*	30,029	203,297

Computer Programs & Systems, Inc.	2,408	54,878

Evolent Health, Inc. “A”*	14,102	100,406

Health Catalyst, Inc.* (a)	6,031	175,924

HealthStream, Inc.*	4,882	108,039

HMS Holdings Corp.*	16,480	533,787

Icad, Inc.*	3,756	37,523

Inovalon Holdings, Inc. “A”*	13,782	265,441

Inspire Medical Systems, Inc.*	4,889	425,441

NantHealth, Inc.*	5,014	22,964

NextGen Healthcare, Inc.*	10,208	112,084

Omnicell, Inc.*	7,939	560,652

Ontrack, Inc.*	1,530	37,852

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	15

	Shares	Value ($)

OptimizeRx Corp.*	2,692	35,077

Phreesia, Inc.*	5,343	151,100

Schrodinger, Inc.* (a)	2,556	234,053

Simulations Plus, Inc.	2,356	140,936

Tabula Rasa HealthCare, Inc.* (a)	3,825	209,342

Vocera Communications, Inc.*	6,044	128,133

		3,536,929

Life Sciences Tools & Services 0.6%

Champions Oncology, Inc.*	1,345	12,858

ChromaDex Corp.*	7,218	33,131

Codexis, Inc.* (a)	9,856	112,358

Fluidigm Corp.*	13,721	55,021

Harvard Bioscience, Inc.*	7,061	21,889

Luminex Corp.	7,937	258,191

Medpace Holdings, Inc.*	5,074	471,983

NanoString Technologies, Inc.*	7,060	207,211

NeoGenomics, Inc.*	19,354	599,587

Pacific Biosciences of California, Inc.*	26,739	92,250

Personalis, Inc.*	3,725	48,313

Quanterix Corp.*	3,538	96,906

		2,009,698

Pharmaceuticals 2.1%

AcelRx Pharmaceuticals, Inc.*	14,440	17,472

Aerie Pharmaceuticals, Inc.* (a)	6,860	101,254

Agile Therapeutics, Inc.*	12,679	35,248

AMAG Pharmaceuticals, Inc.* (a)	5,897	45,112

Amneal Pharmaceuticals, Inc.*	18,535	88,227

Amphastar Pharmaceuticals, Inc.*	6,650	149,359

ANI Pharmaceuticals, Inc.*	1,795	58,050

Aquestive Therapeutics, Inc.*	3,711	18,035

Arvinas, Inc.*	5,462	183,196

Avenue Therapeutics, Inc.*	1,234	13,290

Axsome Therapeutics, Inc.*	5,173	425,634

Aytu Bioscience, Inc.*	4,291	6,093

BioDelivery Sciences International, Inc.*	16,597	72,363

Cara Therapeutics, Inc.* (a)	7,728	132,149

Cassava Sciences, Inc.*	4,311	13,278

Cerecor, Inc.*	5,898	15,335

Chiasma, Inc.*	6,588	35,443

Collegium Pharmaceutical, Inc.*	6,410	112,175

Corcept Therapeutics, Inc.*	17,972	302,289

CorMedix, Inc.* (a)	5,114	32,218

Cymabay Therapeutics, Inc.*	12,712	44,365

Durect Corp.*	36,901	85,610

Eloxx Pharmaceuticals, Inc.*	5,606	16,986

Endo International PLC*	41,872	143,621

Eton Pharmaceuticals, Inc.*	2,754	15,009

Evofem Biosciences, Inc.*	8,800	24,904

Evolus, Inc.* (a)	4,155	22,022

Fulcrum Therapeutics, Inc.*	2,397	43,841

Harrow Health, Inc.*	4,165	21,700

Imara, Inc.*	920	25,420

Innoviva, Inc.*	11,772	164,573

Intersect ENT, Inc.*	6,092	82,486

Intra-Cellular Therapies, Inc.*	10,273	263,708

Kala Pharmaceuticals, Inc.* (a)	7,385	77,616

Kaleido Biosciences, Inc.*	1,622	12,051

Lannett Co., Inc.*	5,888	42,747

Liquidia Technologies, Inc.*	3,806	32,047

Lyra Therapeutics, Inc.*	769	8,720

Mallinckrodt PLC* (a)	15,017	40,246

	Shares	Value ($)

Marinus Pharmaceuticals, Inc.*	14,965	38,011

Menlo Therapeutics, Inc.*	19,934	34,486

MyoKardia, Inc.*	9,282	896,827

NGM Biopharmaceuticals, Inc.*	4,375	86,363

Ocular Therapeutix, Inc.* (a)	9,577	79,776

Odonate Therapeutics, Inc.*	2,440	103,310

Omeros Corp.*	9,819	144,536

Optinose, Inc.*	5,767	42,906

Osmotica Pharmaceuticals PLC*	2,489	16,751

Pacira BioSciences, Inc.*	7,776	408,007

Paratek Pharmaceuticals, Inc.*	7,610	39,724

Phathom Pharmaceuticals, Inc.*	2,031	66,840

Phibro Animal Health Corp. “A”	3,811	100,115

Prestige Consumer Healthcare, Inc.*	9,412	353,515

Provention Bio, Inc.*	7,911	111,624

Recro Pharma, Inc.*	3,553	16,166

Relmada Therapeutics, Inc.*	2,623	117,379

Revance Therapeutics, Inc.*	10,605	258,974

Satsuma Pharmaceuticals, Inc.*	1,715	49,323

scPharmaceuticals, Inc.*	1,016	7,478

SIGA Technologies, Inc.*	10,026	59,254

Strongbridge Biopharma PLC*	6,681	25,254

Supernus Pharmaceuticals, Inc.*	9,207	218,666

TherapeuticsMD, Inc.* (a)	44,157	55,196

Theravance Biopharma, Inc.*	8,590	180,304

Tricida, Inc.*	5,284	145,204

Verrica Pharmaceuticals, Inc.*	2,378	26,182

WaVe Life Sciences Ltd.*	3,991	41,546

Xeris Pharmaceuticals, Inc.*	6,842	18,200

Zogenix, Inc.* (a)	10,384	280,472

		7,046,281

Industrials 14.2%
Aerospace & Defense 0.9%

AAR Corp.	6,210	128,361

Aerojet Rocketdyne Holdings, Inc.*	13,698	542,989

AeroVironment, Inc.*	4,043	321,944

Astronics Corp.*	4,496	47,478

Cubic Corp. (a)	5,874	282,128

Ducommun, Inc.*	2,051	71,518

Kaman Corp.	5,123	213,117

Kratos Defense & Security Solutions, Inc.*	19,760	308,849

Maxar Technologies, Inc.*	11,379	204,367

Moog, Inc. “A”	5,555	294,304

National Presto Industries, Inc.	934	81,622

Pae, Inc.*	11,026	105,408

Park Aerospace Corp.	3,539	39,424

Parsons Corp.*	4,233	153,404

Triumph Group, Inc.	9,626	86,730

Vectrus, Inc.*	2,136	104,942

		2,986,585

Air Freight & Logistics 0.3%

Air Transport Services Group, Inc.*	11,062	246,351

Atlas Air Worldwide Holdings, Inc.*	4,811	207,017

Bristow Group, Inc.*	1,398	19,474

Echo Global Logistics, Inc.*	4,802	103,819

Forward Air Corp.	5,178	257,968

Hub Group, Inc. “A”*	6,133	293,525

The accompanying notes are an integral part of the financial statements.

16	|	DWS Small Cap Index VIP

	Shares	Value ($)

Radiant Logistics, Inc.*	6,951	27,318

		1,155,472

Airlines 0.3%

Allegiant Travel Co.	2,436	266,036

Hawaiian Holdings, Inc.	8,560	120,182

Mesa Air Group, Inc.*	5,331	18,339

SkyWest, Inc.	9,192	299,843

Spirit Airlines, Inc.* (a)	16,158	287,612

		992,012

Building Products 1.5%

AAON, Inc.	7,627	414,070

Advanced Drainage Systems, Inc.	9,226	455,764

Alpha Pro Tech Ltd.*	2,287	40,480

American Woodmark Corp.*	3,188	241,172

Apogee Enterprises, Inc.	4,909	113,103

Builders FirstSource, Inc.*	21,591	446,934

Caesarstone Ltd.	4,046	47,945

Cornerstone Building Brands, Inc.*	8,050	48,783

CSW Industrials, Inc.	2,631	181,828

Gibraltar Industries, Inc.*	6,118	293,725

Griffon Corp.	6,906	127,899

Insteel Industries, Inc.	3,481	66,383

JELD-WEN Holding, Inc.*	12,601	203,002

Masonite International Corp.*	4,569	355,377

Patrick Industries, Inc.	4,191	256,699

PGT Innovations, Inc.*	10,825	169,736

Quanex Building Products Corp.	6,120	84,946

Resideo Technologies, Inc.*	23,150	271,318

Simpson Manufacturing Co., Inc.	8,136	686,353

Ufp Industries, Inc.	11,165	552,779

		5,058,296

Commercial Services & Supplies 2.2%

ABM Industries, Inc.	12,532	454,912

Acco Brands Corp.	17,268	122,603

Advanced Disposal Services, Inc.*	13,791	416,074

Brady Corp. “A”	9,064	424,376

BrightView Holdings, Inc.*	5,967	66,830

Casella Waste Systems, Inc. “A”*	8,619	449,222

CECO Environmental Corp.*	5,409	35,645

Cimpress PLC*	3,323	253,678

CompX International, Inc.	395	5,459

Covanta Holding Corp. (a)	21,959	210,587

Deluxe Corp.	7,750	182,435

Ennis, Inc.	4,823	87,489

Harsco Corp.*	14,495	195,827

Healthcare Services Group, Inc.	14,025	343,051

Heritage-Crystal Clean, Inc.*	2,934	51,228

Herman Miller, Inc.	10,924	257,916

HNI Corp.	8,043	245,875

Interface, Inc.	11,009	89,613

KAR Auction Services, Inc.	24,147	332,263

Kimball International, Inc. “B”	6,551	75,730

Knoll, Inc.	9,449	115,183

Matthews International Corp. “A”	5,649	107,896

McGrath RentCorp.	4,519	244,071

Mobile Mini, Inc.	8,189	241,576

NL Industries, Inc.	1,487	5,071

PICO Holdings, Inc.*	3,409	28,738

Pitney Bowes, Inc.	32,413	84,274

Quad Graphics, Inc.	5,771	18,756

SP Plus Corp.*	4,324	89,550

	Shares	Value ($)

Steelcase, Inc. “A”	15,968	192,574

Team, Inc.*	5,479	30,518

Tetra Tech, Inc.	10,054	795,472

The Brink’s Co.	9,394	427,521

U.S. Ecology, Inc.	5,844	197,995

UniFirst Corp.	2,824	505,355

Viad Corp.	3,748	71,287

VSE Corp.	1,588	49,847

		7,506,497

Construction & Engineering 1.2%

Aegion Corp.*	5,769	91,554

Ameresco, Inc. “A”*	4,557	126,593

Api Group Corp. 144A*	26,128	317,455

Arcosa, Inc.	9,084	383,345

Argan, Inc.	2,730	129,347

Comfort Systems U.S.A., Inc.	6,717	273,718

Concrete Pumping Holdings, Inc.*	5,036	17,525

Construction Partners, Inc. “A”*	3,398	60,349

Dycom Industries, Inc.*	5,765	235,731

EMCOR Group, Inc.	10,153	671,519

Fluor Corp.	26,323	317,982

Granite Construction, Inc.	8,720	166,901

Great Lakes Dredge & Dock Corp.*	12,069	111,759

HC2 Holdings, Inc.*	8,153	27,231

IES Holdings, Inc.*	1,464	33,921

MasTec, Inc.*	10,585	474,949

MYR Group, Inc.*	3,069	97,932

Northwest Pipe Co.*	1,699	42,594

NV5 Holdings, Inc.*	1,976	100,440

Primoris Services Corp.	8,955	159,041

Sterling Construction Co., Inc.*	5,143	53,847

Tutor Perini Corp.*	7,623	92,848

Willscot Corp.*	10,165	124,928

		4,111,509

Electrical Equipment 0.9%

Allied Motion Technologies, Inc.	1,417	50,020

American Superconductor Corp.*	3,878	31,528

Atkore International Group, Inc.*	8,801	240,707

AZZ, Inc.	4,913	168,614

Bloom Energy Corp. “A”* (a)	15,897	172,959

Encore Wire Corp.	3,761	183,612

EnerSys	7,947	511,628

Fuelcell Energy, Inc.*	39,782	89,907

LSI Industries, Inc.	4,783	30,946

Orion Energy Systems, Inc.*	4,999	17,297

Plug Power, Inc.*	60,531	496,960

Powell Industries, Inc.	1,742	47,713

Preformed Line Products Co.	538	26,905

Sunrun, Inc.*	21,705	428,023

Thermon Group Holdings, Inc.*	6,045	88,076

TPI Composites, Inc.*	5,553	129,774

Ultralife Corp.*	1,701	11,924

Vicor Corp.* (a)	3,291	236,788

Vivint Solar, Inc.*	9,187	90,951

		3,054,332

Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,575	141,428

Machinery 3.5%

Alamo Group, Inc.	1,846	189,473

Albany International Corp. “A”	5,708	335,117

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	17

	Shares	Value ($)

Altra Industrial Motion Corp.	12,002	382,384

Astec Industries, Inc.	4,238	196,262

Barnes Group, Inc.	8,824	349,077

Blue Bird Corp.*	2,885	43,246

Chart Industries, Inc.*	6,701	324,931

CIRCOR International, Inc.*	3,737	95,219

Columbus McKinnon Corp.	4,395	147,013

Douglas Dynamics, Inc.	4,277	150,208

Energy Recovery, Inc.* (a)	7,083	53,795

Enerpac Tool Group Corp.	10,128	178,253

EnPro Industries, Inc.	3,883	191,393

ESCO Technologies, Inc.	4,809	406,505

Evoqua Water Technologies Corp.*	16,008	297,749

Federal Signal Corp.	11,256	334,641

Franklin Electric Co., Inc.	8,597	451,514

Gencor Industries, Inc.*	1,725	21,804

Gorman-Rupp Co.	3,250	101,010

Graham Corp.	1,799	22,919

Greenbrier Companies, Inc.	6,002	136,546

Helios Technologies, Inc.	5,422	201,969

Hillenbrand, Inc.	13,910	376,544

Hurco Companies, Inc.	1,178	32,949

Hyster-Yale Materials Handling, Inc.	1,814	70,129

John Bean Technologies Corp.	5,821	500,722

Kadant, Inc.	2,131	212,375

Kennametal, Inc.	15,514	445,407

L.B. Foster Co. “A”*	1,769	22,590

Lindsay Corp.	2,050	189,031

Luxfer Holdings PLC	5,276	74,655

Lydall, Inc.*	3,147	42,673

Manitowoc Co Inc/The*	6,561	71,384

Mayville Engineering Co., Inc.*	1,165	9,204

Meritor, Inc.*	12,984	257,083

Miller Industries, Inc.	2,101	62,547

Mueller Industries, Inc.	10,526	279,781

Mueller Water Products, Inc. “A”	29,327	276,554

Navistar International Corp.*	9,394	264,911

NN, Inc.	8,254	39,124

Omega Flex, Inc.	530	56,074

Park-Ohio Holdings Corp.	1,505	24,968

Proto Labs, Inc.*	5,013	563,812

RBC Bearings, Inc.*	4,602	616,852

REV Group, Inc.	5,437	33,166

Rexnord Corp.	19,939	581,222

Shyft Group Inc/the	6,358	107,069

SPX Corp.*	8,017	329,900

SPX FLOW, Inc.*	7,977	298,659

Standex International Corp.	2,301	132,423

Tennant Co.	3,448	224,154

Terex Corp.	12,577	236,070

The Eastern Co.	1,014	18,120

The ExOne Co.*	2,091	17,878

TriMas Corp.* (a)	8,059	193,013

Wabash National Corp.	9,914	105,287

Watts Water Technologies, Inc. “A”	5,136	416,016

Welbilt, Inc.*	24,205	147,408

		11,940,782

Marine 0.1%

Costamare, Inc.	9,348	51,975

Eagle Bulk Shipping, Inc.* (a)	7,643	16,738

	Shares	Value ($)

Genco Shipping & Trading Ltd.	3,543	22,250

Matson, Inc. (a)	7,961	231,665

Pangaea Logistics Solutions Ltd.*	2,016	5,060

Safe Bulkers, Inc.*	9,520	11,614

Scorpio Bulkers, Inc.	1,005	15,377

		354,679

Professional Services 1.3%

Acacia Research Corp.*	8,909	36,438

Akerna Corp.*	1,699	14,951

ASGN, Inc.*	9,517	634,594

Barrett Business Services, Inc.	1,403	74,541

BG Staffing, Inc.	1,876	21,236

CBIZ, Inc.*	9,425	225,917

CRA International, Inc.	1,343	53,049

Exponent, Inc.	9,588	775,957

Forrester Research, Inc.*	2,029	65,009

Franklin Covey Co.*	2,337	50,012

GP Strategies Corp.*	2,366	20,300

Heidrick & Struggles International, Inc.	3,593	77,681

Huron Consulting Group, Inc.*	4,258	188,416

ICF International, Inc.	3,423	221,913

Insperity, Inc.	6,779	438,805

Kelly Services, Inc. “A”	6,308	99,761

Kforce, Inc.	3,694	108,049

Korn/Ferry International	10,170	312,524

Mastech Holdings, Inc.*	724	18,773

Mistras Group, Inc.*	2,950	11,653

Red Violet, Inc.*	1,212	21,380

Resources Connection, Inc.	5,690	68,109

TriNet Group, Inc.*	7,696	468,994

TrueBlue, Inc.*	6,695	102,233

Upwork, Inc.*	17,337	250,346

Willdan Group, Inc.* (a)	1,863	46,594

		4,407,235

Road & Rail 0.6%

ArcBest Corp.	4,756	126,081

Avis Budget Group, Inc.*	9,837	225,169

Covenant Transportation Group, Inc. “A”*	2,308	33,304

Daseke, Inc.*	8,679	34,108

Heartland Express, Inc.	8,483	176,616

Hertz Global Holdings, Inc.* (a)	14,909	21,022

Marten Transport Ltd.	7,442	187,241

P.A.M. Transportation Services, Inc.*	333	10,240

Saia, Inc.*	4,910	545,894

U.S. Xpress Enterprises, Inc. “A”*	3,914	23,484

Universal Logistics Holdings, Inc.	1,444	25,097

Werner Enterprises, Inc.	11,388	495,720

		1,903,976

Trading Companies & Distributors 1.3%

Alta Equipment Group, Inc.*	3,173	24,654

Applied Industrial Technologies, Inc.	7,237	451,516

Beacon Roofing Supply, Inc.*	10,195	268,842

BMC Stock Holdings, Inc.*	12,610	317,015

CAI International, Inc.*	3,131	52,163

DXP Enterprises, Inc.*	3,151	62,736

EVI Industries, Inc.* (a)	839	18,215

Foundation Building Materials, Inc.*	3,948	61,628

The accompanying notes are an integral part of the financial statements.

18	|	DWS Small Cap Index VIP

	Shares	Value ($)

GATX Corp.	6,521	397,651

General Finance Corp.*	1,969	13,212

GMS, Inc.*	7,774	191,163

H&E Equipment Services, Inc.	6,011	111,083

Herc Holdings, Inc.*	4,546	139,699

Lawson Products, Inc.*	770	24,840

MRC Global, Inc.*	14,792	87,421

Nesco Holdings, Inc.Common Stoc*	2,494	10,026

NOW, Inc.*	20,713	178,753

Rush Enterprises, Inc. “A”	5,067	210,078

Rush Enterprises, Inc. “B”	770	27,458

SiteOne Landscape Supply, Inc.*	7,805	889,536

Systemax, Inc.	2,247	46,153

Textainer Group Holdings Ltd.*	10,241	83,771

Titan Machinery, Inc.*	3,721	40,410

Transcat, Inc.*	1,293	33,437

Triton International Ltd.	9,533	288,278

Veritiv Corp.*	2,394	40,602

WESCO International, Inc.*	9,168	321,889

Willis Lease Finance Corp.*	491	11,922

		4,404,151

Information Technology 13.5%
Communications Equipment 0.9%

Acacia Communications, Inc.*	7,265	488,135

ADTRAN, Inc.	9,056	98,982

Applied Optoelectronics, Inc.* (a)	3,437	37,360

CalAmp Corp.*	6,339	50,775

Calix, Inc.*	9,102	135,620

Cambium Networks Corp.*	952	7,007

Casa Systems, Inc.*	5,871	24,423

Clearfield, Inc.*	2,163	30,195

Comtech Telecommunications Corp.	4,552	76,883

DASAN Zhone Solutions, Inc.*	2,261	20,191

Digi International, Inc.*	5,146	59,951

Extreme Networks, Inc.*	22,135	96,066

Genasys, Inc.*	6,143	29,855

Harmonic, Inc.*	17,781	84,460

Infinera Corp.* (a)	29,091	172,219

Inseego Corp.*	12,730	147,668

InterDigital, Inc.	5,722	324,037

KVH Industries, Inc.*	2,908	25,968

NETGEAR, Inc.*	5,347	138,434

NetScout Systems, Inc.*	13,208	337,597

PC-Tel, Inc.*	3,316	22,151

Plantronics, Inc. (a)	6,095	89,475

Resonant, Inc.*	9,298	21,664

Ribbon Communications, Inc.*	12,759	50,143

Viavi Solutions, Inc.*	42,815	545,463

		3,114,722

Electronic Equipment, Instruments & Components 2.2%

Akoustis Technologies, Inc.* (a)	5,677	47,062

Arlo Technologies, Inc.*	14,721	37,980

Badger Meter, Inc.	5,453	343,103

Bel Fuse, Inc. “B”	1,744	18,713

Belden, Inc.	8,257	268,765

Benchmark Electronics, Inc.	6,848	147,917

CTS Corp.	6,027	120,781

Daktronics, Inc.	6,822	29,676

ePlus, Inc.*	2,471	174,650

Fabrinet*	6,862	428,326

	Shares	Value ($)

FARO Technologies, Inc.*	3,322	178,059

Fitbit, Inc. “A”*	44,617	288,226

II-VI, Inc.*	16,800	793,296

Insight Enterprises, Inc.*	6,434	316,553

Intellicheck, Inc.*	2,978	22,484

Iteris, Inc.*	7,226	34,360

Itron, Inc.*	7,493	496,411

Kimball Electronics, Inc.*	4,366	59,116

Knowles Corp.*	16,572	252,889

Luna Innovations, Inc.*	5,412	31,606

Methode Electronics, Inc.	6,767	211,536

MTS Systems Corp.	3,655	64,292

Napco Security Technologies, Inc.* (a)	2,256	52,768

nLight, Inc.*	6,446	143,488

Novanta, Inc.*	6,390	682,260

OSI Systems, Inc.* (a)	3,158	235,713

PAR Technology Corp.* (a)	3,002	89,850

PC Connection, Inc.	2,065	95,733

Plexus Corp.*	5,374	379,190

Powerfleet, Inc.*	5,137	23,733

Research Frontiers, Inc.*	4,947	20,085

Rogers Corp.*	3,484	434,106

Sanmina Corp.*	12,558	314,452

ScanSource, Inc.*	4,734	114,042

TTM Technologies, Inc.*	18,782	222,755

Vishay Intertechnology, Inc.	24,667	376,665

Vishay Precision Group, Inc.*	2,334	57,370

Wrap Technologies, Inc.* (a)	2,132	22,343

		7,630,354

IT Services 2.0%

Brightcove, Inc.*	7,598	59,872

Cardtronics PLC “A”*	6,630	158,987

Cass Information Systems, Inc.	2,634	102,805

Conduent, Inc.*	29,970	71,628

CSG Systems International, Inc.	6,063	250,948

Endurance International Group Holdings, Inc.*	12,326	49,674

EVERTEC, Inc.	11,186	314,327

Evo Payments, Inc. “A”*	7,672	175,152

Exlservice Holdings, Inc.*	6,243	395,806

Greensky, Inc. “A”*	11,627	56,972

Grid Dynamics Holdings, Inc.*	4,098	28,276

GTT Communications, Inc.* (a)	5,948	48,536

I3 Verticals, Inc. “A”*	2,765	83,641

Information Services Group, Inc.*	5,870	12,151

International Money Express, Inc.*	2,498	31,125

KBR, Inc.	26,594	599,695

Limelight Networks, Inc.*	21,384	157,386

LiveRamp Holdings, Inc.*	12,254	520,427

ManTech International Corp. “A”	5,080	347,929

MAXIMUS, Inc.	11,431	805,314

MoneyGram International, Inc.*	11,623	37,310

NIC, Inc.	12,287	282,110

Paysign, Inc.* (a)	5,502	53,424

Perficient, Inc.*	6,124	219,117

Perspecta, Inc.	26,031	604,700

PFSweb, Inc.*	2,616	17,475

Priority Technology Holdings, Inc.*	1,214	3,144

Repay Holdings Corp. Common Sto*	6,832	168,272

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	19

	Shares	Value ($)

ServiceSource International, Inc.*	16,307	25,765

StarTek, Inc.*	2,999	15,235

Sykes Enterprises, Inc.*	7,328	202,693

The Hackett Group, Inc.	4,501	60,944

TTEC Holdings, Inc.	3,399	158,257

Tucows, Inc. “A”*	1,790	102,603

Unisys Corp.*	11,569	126,218

Verra Mobility Corp.*	24,985	256,846

Virtusa Corp.*	5,335	173,227

		6,777,991

Semiconductors & Semiconductor Equipment 2.8%

Advanced Energy Industries, Inc.*	7,081	480,021

Alpha & Omega Semiconductor Ltd.*	3,567	38,809

Ambarella, Inc.*	6,184	283,227

Amkor Technology, Inc.*	18,648	229,557

Atomera, Inc.*	2,676	24,084

Axcelis Technologies, Inc.*	6,161	171,584

AXT, Inc.*	7,189	34,220

Brooks Automation, Inc.	13,575	600,558

Cabot Microelectronics Corp.	5,423	756,725

CEVA, Inc.*	4,066	152,150

Cohu, Inc.	7,802	135,287

CyberOptics Corp.*	1,311	42,227

Diodes, Inc.*	7,919	401,493

DSP Group, Inc.*	4,016	63,774

FormFactor, Inc.*	14,255	418,099

GSI Technology, Inc.*	2,812	20,190

Ichor Holdings Ltd.*	4,143	110,121

Impinj, Inc.*	3,187	87,547

Lattice Semiconductor Corp.* (a)	25,110	712,873

MACOM Technology Solutions Holdings, Inc.*	8,779	301,559

MaxLinear, Inc.*	12,420	266,533

NeoPhotonics Corp.*	9,016	80,062

NVE Corp.	897	55,461

Onto Innovation, Inc.*	8,814	300,029

PDF Solutions, Inc.* (a)	5,348	104,607

Photronics, Inc.*	11,793	131,256

Pixelworks, Inc.*	7,113	22,975

Power Integrations, Inc.	5,507	650,542

Rambus, Inc.*	21,211	322,407

Semtech Corp.*	12,065	630,034

Silicon Laboratories, Inc.*	8,100	812,187

SiTime Corp.*	941	44,613

SMART Global Holdings, Inc.*	2,716	73,821

SunPower Corp.* (a)	14,542	111,392

Synaptics, Inc.*	6,378	383,445

Ultra Clean Holdings, Inc.*	7,376	166,919

Veeco Instruments, Inc.*	9,076	122,435

		9,342,823

Software 5.4%

8x8, Inc.*	18,997	303,952

A10 Networks, Inc.*	11,550	78,656

ACI Worldwide, Inc.*	21,426	578,288

Agilysys, Inc.*	3,383	60,691

Alarm.com Holdings, Inc.*	8,460	548,293

Altair Engineering, Inc. “A”*	7,847	311,918

American Software, Inc. “A”	5,659	89,186

Appfolio, Inc. “A”*	2,985	485,689

Appian Corp.* (a)	6,137	314,521

Asure Software, Inc.*	2,553	16,416

Avaya Holdings Corp.*	17,327	214,162

	Shares	Value ($)

Benefitfocus, Inc.*	5,313	57,168

Blackbaud, Inc.	9,242	527,533

Blackline, Inc.*	9,371	776,950

Bottomline Technologies de, Inc.*	8,070	409,714

Box, Inc. “A”*	27,560	572,146

Cerence, Inc.*	6,866	280,407

ChannelAdvisor Corp.*	5,154	81,639

Cloudera, Inc.* (a)	38,264	486,718

CommVault Systems, Inc.*	7,772	300,776

Cornerstone OnDemand, Inc.*	11,340	437,270

Digimarc Corp.*	2,342	37,449

Digital Turbine, Inc.* (a)	15,387	193,415

Domo, Inc. “B”*	4,763	153,226

Ebix, Inc. (a)	4,937	110,391

eGain Corp.*	3,696	41,063

Envestnet, Inc.*	9,920	729,517

ForeScout Technologies, Inc.*	8,984	190,461

Globalscape, Inc.	2,675	26,081

GTY Technology Holdings, Inc.*	8,334	34,711

Intelligent Systems Corp.*	1,401	47,746

j2 Global, Inc.	8,685	548,979

LivePerson, Inc.*	11,382	471,556

Majesco*	1,211	9,518

MicroStrategy, Inc. “A”*	1,460	172,703

Mimecast Ltd.*	10,547	439,388

Mitek Systems, Inc.*	7,567	72,719

MobileIron, Inc.*	17,561	86,576

Model N, Inc.*	6,370	221,421

OneSpan, Inc.*	6,141	171,518

Park City Group, Inc.*	2,342	9,907

Ping Identity Holding Corp.* (a)	2,982	95,692

Progress Software Corp.	8,385	324,919

PROS Holdings, Inc.*	7,338	326,027

Q2 Holdings, Inc.*	9,267	795,016

QAD, Inc. “A”	2,120	87,514

Qualys, Inc.*	6,361	661,671

Rapid7, Inc.*	9,412	480,200

Rimini Street, Inc.*	3,637	18,731

Rosetta Stone, Inc.*	4,385	73,931

SailPoint Technologies Holding, Inc.*	16,447	435,352

Sapiens International Corp. NV	4,791	134,052

Seachange International, Inc.*	5,763	8,702

SecureWorks Corp. “A”*	1,587	18,139

ShotSpotter, Inc.*	1,482	37,346

Smith Micro Software, Inc.*	6,276	27,991

Sprout Social, Inc. “A”*	1,412	38,124

SPS Commerce, Inc.*	6,575	493,914

SVMK, Inc.*	22,276	524,377

Synchronoss Technologies, Inc.*	7,059	24,918

TeleNav, Inc.*	6,158	33,807

Tenable Holdings, Inc.*	11,383	339,327

Upland Software, Inc.* (a)	4,262	148,147

Varonis Systems, Inc.*	5,822	515,131

Verint Systems, Inc.*	11,984	541,437

Veritone, Inc.*	4,294	63,809

Virnetx Holding Corp. (a)	11,749	76,369

Workiva, Inc.*	7,177	383,898

Xperi Holding Corp.	20,071	296,248

Yext, Inc.*	18,901	313,946

Zix Corp.*	10,218	70,504

Zuora, Inc. “A”*	18,270	232,943

		18,322,620

The accompanying notes are an integral part of the financial statements.

20	|	DWS Small Cap Index VIP

	Shares	Value ($)

Technology Hardware, Storage & Peripherals 0.2%

3D Systems Corp.* (a)	21,450	149,936

Avid Technology, Inc.*	5,929	43,104

Diebold Nixdorf, Inc.*	12,944	78,441

Eastman Kodak Co.*	2,896	6,458

Immersion Corp.*	3,389	21,113

Intevac, Inc.*	4,316	23,565

Quantum Corp.*	5,472	21,122

Super Micro Computer, Inc.*	8,308	235,864

		579,603

Materials 3.9%
Chemicals 1.7%

Advanced Emissions Solutions, Inc.	3,155	15,302

AdvanSix, Inc.*	4,949	58,101

AgroFresh Solutions, Inc.*	5,534	16,768

American Vanguard Corp.	5,355	73,685

Amyris, Inc.* (a)	13,102	55,946

Balchem Corp.	6,033	572,290

Chase Corp.	1,355	138,887

Ferro Corp.*	15,225	181,786

FutureFuel Corp.	5,037	60,192

GCP Applied Technologies, Inc.*	9,122	169,487

H.B. Fuller Co.	9,633	429,632

Hawkins, Inc.	1,844	78,518

Ingevity Corp.*	7,736	406,682

Innospec, Inc.	4,583	354,037

Intrepid Potash, Inc.*	17,507	17,332

Koppers Holdings, Inc.*	3,841	72,364

Kraton Corp.*	5,678	98,116

Kronos Worldwide, Inc.	4,054	42,202

Livent Corp.* (a)	27,308	168,217

Marrone Bio Innovations, Inc.*	14,896	17,428

Minerals Technologies, Inc.	6,366	298,756

Orion Engineered Carbons SA	11,259	119,233

PolyOne Corp.	16,971	445,149

PQ Group Holdings, Inc.*	7,265	96,189

Quaker Chemical Corp.	2,482	460,783

Rayonier Advanced Materials, Inc.	11,595	32,582

Sensient Technologies Corp.	7,973	415,872

Stepan Co.	4,024	390,730

Trecora Resources*	4,817	30,203

Tredegar Corp.	4,915	75,691

Trinseo SA	7,074	156,760

Tronox Holdings PLC “A”*	17,022	122,899

		5,671,819

Construction Materials 0.1%

Forterra, Inc.*	3,722	41,538

Summit Materials, Inc. “A”*	21,992	353,631

U.S. Concrete, Inc.*	3,060	75,888

United States Lime & Minerals, Inc.	377	31,834

		502,891

Containers & Packaging 0.2%

Greif, Inc. “A”	4,862	167,301

Greif, Inc. “B”	1,062	44,424

Myers Industries, Inc.	6,694	97,398

O-i Glass, Inc.	29,280	262,934

Ranpak Holdings Corp. Common St*	5,373	39,975

UFP Technologies, Inc.*	1,287	56,705

		668,737

	Shares	Value ($)

Metals & Mining 1.4%

Alcoa Corp.*	35,036	393,805

Allegheny Technologies, Inc.*	23,855	243,082

Arconic Corp.*	18,610	259,237

Caledonia Mining Corp. PLC	2,096	36,303

Carpenter Technology Corp.	8,879	215,582

Century Aluminum Co.*	9,508	67,792

Cleveland-Cliffs, Inc. (a)	73,806	407,409

Coeur Mining, Inc.*	45,297	230,109

Commercial Metals Co.	22,227	453,431

Compass Minerals International, Inc.	6,356	309,855

Ferroglobe Representation & Warranty Insurance Trust (Beneficial Units) (b)	12,466	0

Gold Resource Corp.	12,566	51,646

Haynes International, Inc. (a)	2,331	54,452

Hecla Mining Co.	97,852	319,976

Kaiser Aluminum Corp.	2,903	213,719

Materion Corp.	3,755	230,895

Novagold Resources, Inc.*	44,415	407,730

Olympic Steel, Inc.	1,747	20,527

Ryerson Holding Corp.*	2,757	15,522

Schnitzer Steel Industries, Inc. “A”	4,930	86,965

SunCoke Energy, Inc.	15,578	46,111

TimkenSteel Corp.*	7,873	30,626

United States Steel Corp.	40,977	295,854

Warrior Met Coal, Inc.	9,631	148,221

Worthington Industries, Inc.	6,946	259,086

		4,797,935

Paper & Forest Products 0.5%

Boise Cascade Co.	7,260	273,049

Clearwater Paper Corp.*	3,051	110,233

Domtar Corp.	10,281	217,032

Louisiana-Pacific Corp.	21,165	542,882

Neenah, Inc.	3,103	153,474

P.H. Glatfelter Co. (a)	8,086	129,780

Schweitzer-Mauduit International, Inc.	5,870	196,117

Verso Corp. “A”	6,654	79,582

		1,702,149

Real Estate 6.9%
Equity Real Estate Investment Trusts (REITs) 6.2%

Acadia Realty Trust	15,811	205,227

Agree Realty Corp.	9,926	652,237

Alexander & Baldwin, Inc.	13,592	165,686

Alexander’s, Inc.	393	94,674

Alpine Income Property Trust, Inc.	1,264	20,553

American Assets Trust, Inc.	9,401	261,724

American Finance Trust, Inc.	20,698	164,239

Armada Hoffler Properties, Inc.	10,475	104,226

Bluerock Residential Growth REIT, Inc.	4,525	36,562

BRT Apartments Corp.	1,928	20,861

CareTrust REIT, Inc.	17,833	306,014

CatchMark Timber Trust, Inc. “A”	9,262	81,969

Chatham Lodging Trust	9,013	55,160

CIM Commercial Trust Corp.	1,935	20,859

City Office REIT, Inc.	8,749	88,015

Clipper Realty, Inc.	2,541	20,582

Colony Capital, Inc.	90,738	217,771

Columbia Property Trust, Inc.	21,403	281,235

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	21

	Shares	Value ($)

Community Healthcare Trust, Inc.	3,931	160,778

CoreCivic, Inc.	22,297	208,700

CorEnergy Infrastructure Trust, Inc.	2,726	24,943

CorePoint Lodging, Inc.	7,385	31,091

DiamondRock Hospitality Co.	37,466	207,187

Diversified Healthcare Trust	44,335	196,182

Easterly Government Properties, Inc.	14,086	325,668

EastGroup Properties, Inc.	7,214	855,653

Essential Properties Realty Trust, Inc.	17,028	252,696

Farmland Partners, Inc.	5,124	35,099

Four Corners Property Trust, Inc.	13,127	320,299

Franklin Street Properties Corp.	19,748	100,517

Front Yard Residential Corp.	9,154	79,640

Getty Realty Corp.	6,351	188,498

Gladstone Commercial Corp.	6,360	119,250

Gladstone Land Corp.	3,517	55,780

Global Medical REIT, Inc.	7,591	86,006

Global Net Lease, Inc.	16,823	281,449

Healthcare Realty Trust, Inc.	25,221	738,723

Hersha Hospitality Trust	6,188	35,643

Independence Realty Trust, Inc.	17,672	203,051

Industrial Logistics Properties Trust	12,208	250,874

Innovative Industrial Properties, Inc.	3,117	274,358

Investors Real Estate Trust	2,271	160,083

iStar, Inc.	13,840	170,509

Jernigan Capital, Inc.	4,003	54,761

Kite Realty Group Trust	15,511	178,997

Lexington Realty Trust	47,769	503,963

LTC Properties, Inc.	7,253	273,221

Mack-Cali Realty Corp.	16,970	259,471

Monmouth Real Estate Investment Corp.	17,831	258,371

National Health Investors, Inc.	8,037	488,007

National Storage Affiliates Trust	11,552	331,080

New Senior Investment Group, Inc.	14,659	53,066

NexPoint Residential Trust, Inc.	4,040	142,814

Office Properties Income Trust	9,026	234,405

One Liberty Properties, Inc.	2,995	52,772

Pebblebrook Hotel Trust	24,188	330,408

Physicians Realty Trust	37,907	664,131

Piedmont Office Realty Trust, Inc. “A”	23,640	392,660

Plymouth Industrial Reit, Inc.	2,749	35,187

PotlatchDeltic Corp.	12,181	463,243

Preferred Apartment Communities, Inc. “A”	8,958	68,081

PS Business Parks, Inc.	3,760	497,824

QTS Realty Trust, Inc. “A”	11,216	718,833

Retail Opportunity Investments Corp.	21,540	244,048

Retail Properties of America, Inc. “A”	40,071	293,320

Retail Value, Inc.	3,076	38,019

RLJ Lodging Trust	30,674	289,563

RPT Realty	15,334	106,725

Ryman Hospitality Properties, Inc.	9,427	326,174

Sabra Health Care REIT, Inc.	38,374	553,737

Safehold, Inc.	3,225	185,405

	Shares	Value ($)

Saul Centers, Inc.	2,225	71,801

Seritage Growth Properties “A”* (a)	6,501	74,111

Service Properties Trust	30,628	217,153

SITE Centers Corp.	28,622	231,838

STAG Industrial, Inc.	27,983	820,462

Summit Hotel Properties, Inc.	18,884	111,982

Sunstone Hotel Investors, Inc.	40,176	327,434

Tanger Factory Outlet Centers, Inc. (a)	16,880	120,354

Terreno Realty Corp.	12,446	655,157

The Geo Group, Inc.	21,849	258,474

The Macerich Co.	26,517	237,858

UMH Properties, Inc.	6,822	88,208

Uniti Group, Inc.	36,097	337,507

Universal Health Realty Income Trust	2,402	190,935

Urban Edge Properties	21,871	259,609

Urstadt Biddle Properties “A”	5,417	64,354

Washington Real Estate Investment Trust	15,350	340,770

Whitestone REIT	7,288	52,984

Xenia Hotels & Resorts, Inc.	21,176	197,572

		20,857,120

Real Estate Management & Development 0.7%

Altisource Portfolio Solutions SA*	683	10,067

American Realty Investors, Inc.*	447	4,019

Cto Realty Growth, Inc.	809	31,956

Cushman & Wakefield PLC* (a)	20,641	257,187

EXP World Holdings, Inc.* (a)	4,445	75,787

Forestar Group, Inc.*	3,265	49,236

FRP Holdings, Inc.*	1,235	50,116

Griffin Land & Nurseries, Inc.	477	25,839

Kennedy-Wilson Holdings, Inc.	22,948	349,269

Marcus & Millichap, Inc.*	4,292	123,867

Maui Land & Pineapple Co., Inc.*	1,307	14,508

Newmark Group, Inc. “A”	26,985	131,147

Rafael Holdings, Inc. “B”*	1,586	22,791

RE/MAX Holdings, Inc. “A”	3,367	105,825

Realogy Holdings Corp.	21,417	158,700

Redfin Corp.*	17,919	750,985

Stratus Properties, Inc.*	1,152	22,821

Tejon Ranch Co.*	4,078	58,723

The RMR Group, Inc. “A”	2,877	84,785

The St. Joe Co.* (a)	6,175	119,918

Transcontinental Realty Investors, Inc.*	292	8,766

		2,456,312

Utilities 3.6%
Electric Utilities 0.9%

ALLETE, Inc.	9,752	532,557

El Paso Electric Co.	7,628	511,076

Genie Energy Ltd. “B”	2,658	19,563

MGE Energy, Inc.	6,508	419,831

Otter Tail Corp.	7,509	291,274

PNM Resources, Inc.	14,780	568,143

Portland General Electric Co.	16,824	703,412

Spark Energy, Inc. “A”	2,257	15,957

		3,061,813

Gas Utilities 1.2%

Brookfield Infrastructure Corp.	6,076	276,701

Chesapeake Utilities Corp. (a)	3,029	254,436

The accompanying notes are an integral part of the financial statements.

22	|	DWS Small Cap Index VIP

	Shares	Value ($)

New Jersey Resources Corp.	17,859	583,096

Northwest Natural Holding Co.	5,696	317,780

ONE Gas, Inc.	9,803	755,321

RGC Resources, Inc.	1,518	36,690

South Jersey Industries, Inc.	17,223	430,403

Southwest Gas Holdings, Inc.	10,321	712,665

Spire, Inc.	9,383	616,557

		3,983,649

Independent Power & Renewable Electricity Producers 0.4%

Atlantic Power Corp.*	17,060	34,120

Clearway Energy, Inc. “A” (a)	6,539	137,123

Clearway Energy, Inc. “C”	14,862	342,718

Ormat Technologies, Inc.	7,475	474,588

Sunnova Energy International, Inc.*	6,050	103,273

TerraForm Power, Inc. “A”	16,378	302,010

		1,393,832

Multi-Utilities 0.5%

Avista Corp.	12,589	458,114

Black Hills Corp.	11,761	666,378

NorthWestern Corp.	9,506	518,267

Unitil Corp.	2,773	124,286

		1,767,045

Water Utilities 0.6%

American States Water Co.	6,890	541,761

Artesian Resources Corp. “A”	1,500	54,435

Cadiz, Inc.*	3,724	37,836

California Water Service Group	9,108	434,451

Consolidated Water Co., Ltd.	2,551	36,811

Global Water Resources, Inc.	2,526	26,624

Middlesex Water Co.	3,203	215,177

Pure Cycle Corp.*	3,525	32,395

SJW Group	4,903	304,525

York Water Co.	2,383	114,289

		1,798,304
Total Common Stocks (Cost $313,572,094)		330,391,221

Rights 0.0%
Health Care

GTX, Inc.* (a) (b)	123	252

Omthera Pharmaceutical, Inc.* (b)	1,167	700

Tobira Therapeutics, Inc.* (b)	1,687	102
Total Rights (Cost $355)		1,054

	Shares	Value ($)

Warrants 0.0%
Health Care
Pulse Biosciences, Inc, Expiration Date 5/14/2025* (b) (Cost $0)	66	500

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.47% **, 7/16/2020 (c) (Cost $1,519,069)	1,520,000	1,519,919

	Shares	Value ($)
Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (d) (e) (Cost $13,979,922)	13,979,922	13,979,922

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.12% (d) (Cost $5,045,953)	5,045,953	5,045,953

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $334,117,393)	103.6	350,938,569
Other Assets and Liabilities, Net	(3.6)	(12,277,030)
Net Assets	100.0	338,661,539

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (d) (e)
14,803,664	—	823,742	(f)	—	—	196,169	—	13,979,922	13,979,922
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.12% (d)
5,850,788	85,526,713	86,331,548		—	—	22,706	—	5,045,953	5,045,953
20,654,452	85,526,713	87,155,290		—	—	218,875	—	19,025,875	19,025,875

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	23

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $20,102,251, which is 5.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	At June 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $6,895,104.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At June 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	9/18/2020	109	7,532,144	7,834,920	302,776

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$330,391,221	$—	$0	$330,391,221
Rights (g)	—	—	1,054	1,054
Warrants	—	—	500	500
Government & Agency Obligation	—	1,519,919	—	1,519,919
Short-Term Investments (g)	19,025,875	—	—	19,025,875
Derivatives (h)
Futures Contracts	302,776	—	—	302,776
Total	$349,719,872	$1,519,919	$1,554	$351,241,345

(g)	See Investment Portfolio for additional detailed categorizations.

(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

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Statement of Assets and Liabilities

as of June 30, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $315,091,518) — including $20,102,251 of securities loaned	$331,912,694
Investment in DWS Government & Agency Securities Portfolio (cost $13,979,922)*	13,979,922
Investment in DWS Central Cash Management Government Fund (cost $5,045,953)	5,045,953
Cash	1,013,449
Receivable for investments sold	1,643,225
Receivable for Fund shares sold	670,007
Dividends receivable	295,455
Interest receivable	34,827
Receivable for variation margin on futures contracts	79,351
Other assets	3,192
Total assets	354,678,075

Liabilities
Payable upon return of securities loaned	13,979,922
Payable for investments purchased	1,525,869
Payable for Fund shares redeemed	327,483
Accrued management fee	65,623
Accrued Trustees’ fees	4,098
Other accrued expenses and payables	113,541
Total liabilities	16,016,536
Net assets, at value	$338,661,539

Net Assets Consist of
Distributable earnings (loss)	26,271,215
Paid-in capital	312,390,324
Net assets, at value	$338,661,539

Net Asset Value
Class A

Net Asset Value and redemption price per share ($309,329,003 ÷ 24,490,153 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$12.63
Class B

Net Asset Value offering and redemption price per share ($29,332,536 ÷ 2,320,191 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$12.64

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $6,895,104.

Statement of Operations

for the six months ended June 30, 2020 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,796)	$2,242,157
Interest	9,906
Income distributions — DWS Central Cash Management Government Fund	22,706
Securities lending income, net of borrower rebates	196,169
Total income	2,470,938
Expenses:
Management fee	566,505
Administration fee	158,871
Services to Shareholders	1,445
Recordkeeping fee (Class B)	4,594
Distribution service fee (Class B)	34,924
Custodian fee	9,474
Professional fees	37,036
Reports to shareholders	29,954
Trustees’ fees and expenses	9,662
Other	11,687
Total expenses before expense reductions	864,152
Expense reductions	(195,381)
Total expenses after expense reductions	668,771
Net investment income	1,802,167

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	13,458,895
Futures	(1,249,785)
12,209,110
Change in net unrealized appreciation (depreciation) on:
Investments	(61,264,381)
Futures	301,117
(60,963,264)
Net gain (loss)	(48,754,154)
Net increase (decrease) in net assets resulting from operations	$(46,951,987)

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$1,802,167	$3,723,016
Net realized gain (loss)	12,209,110	34,227,399
Change in net unrealized appreciation (depreciation)	(60,963,264)	44,229,913
Net increase (decrease) in net assets resulting from operations	(46,951,987)	82,180,328
Distributions to shareholders:
Class A	(36,874,155)	(33,194,342)
Class B	(3,407,812)	(2,947,799)
Total distributions	(40,281,967)	(36,142,141)
Fund share transactions:
Class A
Proceeds from shares sold	69,688,318	84,958,254
Reinvestment of distributions	36,874,155	33,194,342
Payments for shares redeemed	(70,532,130)	(115,504,018)
Net increase (decrease) in net assets from Class A share transactions	36,030,343	2,648,578
Class B
Proceeds from shares sold	2,852,761	5,070,105
Reinvestment of distributions	3,407,812	2,947,799
Payments for shares redeemed	(2,452,476)	(6,737,215)
Net increase (decrease) in net assets from Class B share transactions	3,808,097	1,280,689
Increase (decrease) in net assets	(47,395,514)	49,967,454
Net assets at beginning of period	386,057,053	336,089,599

Net assets at end of period	$338,661,539	$386,057,053

Other Information
Class A
Shares outstanding at beginning of period	20,802,116	20,590,649
Shares sold	5,365,078	5,220,842
Shares issued to shareholders in reinvestment of distributions	3,475,415	2,089,008
Shares redeemed	(5,152,456)	(7,098,383)
Net increase (decrease) in Class A shares	3,688,037	211,467

Shares outstanding at end of period	24,490,153	20,802,116
Class B
Shares outstanding at beginning of period	1,943,200	1,861,335
Shares sold	235,502	317,699
Shares issued to shareholders in reinvestment of distributions	320,584	185,163
Shares redeemed	(179,095)	(420,997)
Net increase (decrease) in Class B shares	376,991	81,865

Shares outstanding at end of period	2,320,191	1,943,200

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

	Six Months Ended 6/30/20		Years Ended December 31,
Class A	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$16.97		$14.97	$18.29	$16.78	$15.18	$17.33
Income (loss) from investment operations:

Net investment income (loss)[a]	.08		.17	.19	.17	.18	.19
Net realized and unrealized gain (loss)	(2.67)		3.49	(2.06)	2.16	2.76	(.87)
Total from investment operations	(2.59)		3.66	(1.87)	2.33	2.94	(.68)
Less distributions from:

Net investment income	(.17)		(.18)	(.18)	(.17)	(.17)	(.18)
Net realized gains	(1.58)		(1.48)	(1.27)	(.65)	(1.17)	(1.29)
Total distributions	(1.75)		(1.66)	(1.45)	(.82)	(1.34)	(1.47)
Net asset value, end of period	$12.63		$16.97	$14.97	$18.29	$16.78	$15.18
Total Return (%)[b]	(13.26	)**	25.22	(11.23)	14.33	21.03	(4.60)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	309		353	308	360	343	284
Ratio of expenses before expense reductions (%)[c]	.51	*	.53	.51	.51	.53	.54
Ratio of expenses after expense reductions (%)[c]	.39	*	.39	.41	.44	.45	.45
Ratio of net investment income (loss) (%)	1.14	*	1.04	1.03	1.00	1.25	1.14
Portfolio turnover rate (%)	20	**	22	17	15	18	21

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/20		Years Ended December 31,
Class B	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$16.97		$14.97	$18.28	$16.77	$15.17	$17.31
Income (loss) from investment operations:

Net investment income (loss)[a]	.06		.12	.14	.13	.15	.14
Net realized and unrealized gain (loss)	(2.67)		3.49	(2.05)	2.15	2.75	(.86)
Total from investment operations	(2.61)		3.61	(1.91)	2.28	2.90	(.72)
Less distributions from:

Net investment income	(.14)		(.13)	(.13)	(.12)	(.13)	(.13)
Net realized gains	(1.58)		(1.48)	(1.27)	(.65)	(1.17)	(1.29)
Total distributions	(1.72)		(1.61)	(1.40)	(.77)	(1.30)	(1.42)
Net asset value, end of period	$12.64		$16.97	$14.97	$18.28	$16.77	$15.17
Total Return (%)[b]	(13.44	)**	24.87	(11.42)	14.03	20.71	(4.85)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29		33	28	35	30	25
Ratio of expenses before expense reductions (%)[c]	.79	*	.81	.80	.78	.78	.79
Ratio of expenses after expense reductions (%)[c]	.66	*	.65	.67	.70	.71	.71
Ratio of net investment income (loss) (%)	.87	*	.76	.77	.76	.99	.88
Portfolio turnover rate (%)	20	**	22	17	15	18	21

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	27

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts,

28	|	DWS Small Cap Index VIP

and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co. serves as securities lending agent for the Fund, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2020, the Fund had securities on loan, which were classified as common stock and rights in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements as of June 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$13,979,878	$—	$—	$6,895,104	$20,874,982
Rights	44	—	—	—	44
Total Borrowings	$13,979,922	$—	$—	$6,895,104	$20,875,026

Gross amount of recognized liabilities for securities lending transactions:					$20,875,026

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At June 30, 2020, the aggregate cost of investments for federal income tax purposes was $338,935,436. The net unrealized appreciation for all investments based on tax cost was $12,003,133. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $71,966,408 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $59,963,275.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

DWS Small Cap Index VIP	|	29

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2020, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2020, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2020, the investment in futures contracts purchased had a total notional value generally indicative of a range from $7,230,000 to approximately $7,835,000.

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The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$302,776

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$(1,249,785)

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$301,117

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $63,775,248 and $63,606,714, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.

For the period from January 1, 2020 through April 30, 2021 (and through April 30, 2020 for Class B shares), the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.39%
Class B	.65%

Effective May 1, 2020 through April 30, 2021, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class B shares at 0.67%.

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For the six months ended June 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$176,384
Class B	18,997
$195,381

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2020, the Administration Fee was $158,871, of which $26,705 is unpaid.

Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the six months ended June 30, 2020, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2020
Class B	$34,924	$5,934

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2020
Class A	$532	$186
Class B	111	37
	$643	$223

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,514, of which $5,803 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The

32	|	DWS Small Cap Index VIP

Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2020.

F. Ownership of the Fund

At June 30, 2020, three participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 43%, 15%, and 10%, respectively. At June 30, 2020, four participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 42%, 21%, 16% and 11%, respectively.

G. Other - COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

I. Other - Deutsche Bank AG Consent Order

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

DWS Small Cap Index VIP	|	33

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2020 to June 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2020

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/20	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$867.40	$865.60
Expenses Paid per $1,000*	$1.81	$3.06

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/20	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$1,022.92	$1,021.58
Expenses Paid per $1,000*	$1.96	$3.32

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.39%	.66%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

34	|	DWS Small Cap Index VIP

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

DWS Small Cap Index VIP	|	35

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by

36	|	DWS Small Cap Index VIP

Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees

DWS Small Cap Index VIP	|	37

received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

38	|	DWS Small Cap Index VIP

Notes

vit-scif-3 (R-028372-9 8/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/14/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/14/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/14/2020